UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-02628

Fidelity Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

March 31, 2017

CMB-QTLY-0517
1.967797.103

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 48.5%
	Principal Amount	Value
Alabama - 0.6%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
2% 3/1/18	500,000	504,405
3% 3/1/19	550,000	568,805
Series 2016 B, 5% 3/1/19	900,000	964,584
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 1.625%, tender 10/2/18 (a)	3,000,000	3,004,620
Series 2009 E, 1.85%, tender 3/24/20 (a)	1,575,000	1,580,906
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/18	1,000,000	1,028,690

TOTAL ALABAMA		7,652,010

Arizona - 0.5%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2011, 3% 8/1/17	125,000	125,841
Series 2016 A, 5% 7/1/19	500,000	542,420
Arizona Ctfs. of Prtn.:
Series 2008 A, 4% 9/1/17 (FSA Insured)	145,000	146,868
Series 2010 A:
5% 10/1/17 (FSA Insured)	150,000	153,045
5% 10/1/18 (FSA Insured)	140,000	148,127
Series 2013 A, 3% 10/1/17	100,000	101,056
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/17	725,000	743,792
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2013 A2, 5% 9/1/17	275,000	279,551
Series 2015 A, 5% 9/1/19	600,000	652,998
Arizona School Facilities Board Rev. 5% 7/1/17	185,000	186,804
Glendale Gen. Oblig. Series 2015, 4% 7/1/18 (FSA Insured)	370,000	383,350
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/20	3,025,000	3,313,131

TOTAL ARIZONA		6,776,983

California - 0.2%
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 A, 1.375%, tender 4/2/18 (a)	2,440,000	2,442,513
Colorado - 1.0%
Colorado Health Facilities Auth. Rev.:
Series 2011 A, 5% 2/1/18	205,000	210,785
5.125% 10/1/17	50,000	50,971
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	250,000	276,945
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-1, 4%, tender 3/1/20 (a)	1,985,000	2,101,321
Denver City & County Arpt. Rev.:
Series 2011 A, 4% 11/15/17 (b)	50,000	50,930
Series 2012 A, 4% 11/15/17 (b)	100,000	101,859
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,465,000	10,250,363

TOTAL COLORADO		13,043,174

Connecticut - 5.0%
Connecticut Gen. Oblig.:
Bonds Series 2012 D, 1.56%, tender 4/6/17 (a)	3,850,000	3,850,347
Series 2008 A, 5% 4/15/17	700,000	700,812
Series 2012 A:
2.01% 4/15/19 (a)	2,025,000	2,039,742
2.16% 4/15/20 (a)	5,900,000	5,981,479
Series 2012 D:
1.43% 9/15/17 (a)	2,000,000	2,001,100
1.68% 9/15/18 (a)	2,015,000	2,021,428
1.83% 9/15/19 (a)	2,365,000	2,370,889
Series 2013 A:
1.46% 3/1/19 (a)	825,000	823,391
5% 10/15/19	1,300,000	1,413,789
Series 2013 D:
1.79% 8/15/18 (a)	3,000,000	3,013,620
1.79% 8/15/19 (a)	1,000,000	1,001,610
Series 2014 H, 5% 11/15/18	150,000	159,066
Series 2015 C, 1.66% 6/15/18 (a)	795,000	796,932
Series 2016 B:
5% 5/15/19	2,000,000	2,149,660
5% 5/15/20	1,000,000	1,099,890
Series 2016 E:
4% 10/15/19	3,450,000	3,666,695
5% 10/15/20	4,000,000	4,442,840
Series 2016 G:
5% 11/1/18	2,000,000	2,118,000
5% 11/1/19	2,000,000	2,177,020
Series 2017 A, 5% 4/15/20 (c)	10,000,000	10,966,900
Series D, 1.93% 8/15/20 (a)	300,000	302,382
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.65%, tender 3/1/19 (a)	2,100,000	2,105,103
(Yale New Haven Hosp. Proj.) Series B, 1.076%, tender 7/1/19 (a)	3,000,000	2,991,630
Series 2010 A2, 1.2%, tender 2/1/19 (a)	475,000	473,889
Series 2011F, 5% 7/1/18	2,705,000	2,827,888
Series 2016 CT, 3% 12/1/19	600,000	625,734
Series A:
4% 7/1/17	200,000	201,450
5% 7/1/20	1,155,000	1,275,363
Series N:
4% 7/1/17	190,000	191,378
5% 7/1/17	395,000	398,745
New Britain Gen. Oblig.:
Series 2016 A, 5% 3/1/18 (Escrowed to Maturity)	1,000,000	1,036,790
Series 2017 A:
5% 3/1/19 (FSA Insured)	385,000	413,159
5% 3/1/20 (FSA Insured)	250,000	273,513
5% 3/1/21 (FSA Insured)	345,000	385,896
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	475,000	501,149

TOTAL CONNECTICUT		66,799,279

District Of Columbia - 0.1%
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/17	385,000	389,474
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	325,000	337,064
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2007 E, 5% 10/1/19 (b)	625,000	637,350
Series 2011 C, 4% 10/1/17 (b)	250,000	253,870
Series 2012 A, 5% 10/1/18 (b)	200,000	211,182

TOTAL DISTRICT OF COLUMBIA		1,828,940

Florida - 2.1%
Broward County Arpt. Sys. Rev. Series 2012 P1, 4% 10/1/19 (b)	725,000	768,935
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/18 (b)	250,000	263,090
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/17	500,000	505,030
5% 7/1/19	600,000	647,016
Citizens Property Ins. Corp.:
Series 2009 A1, 6% 6/1/17	260,000	262,111
Series 2010 A1, 5% 6/1/17 (FSA Insured)	850,000	855,585
Series 2011 A1:
5% 6/1/18	1,225,000	1,278,961
5% 6/1/19	45,000	48,668
Series 2015 A1, 5% 6/1/18	675,000	693,131
Series 2015 A2, 1.76% 6/1/18 (a)	1,000,000	1,000,470
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 1.15%, tender 6/21/18 (a)	3,500,000	3,493,280
Florida Mid-Bay Bridge Auth. Rev. Series 2015 C:
5% 10/1/17	250,000	253,568
5% 10/1/18	275,000	286,300
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2015 B, 5% 10/1/17	565,000	576,051
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2008 A, 5.25% 10/1/17 (FSA Insured) (b)	250,000	255,393
Series 2010 B, 4.25% 10/1/18 (b)	165,000	172,654
Series 2016, 5% 10/1/20 (b)	200,000	221,476
6% 10/1/17 (b)	60,000	61,513
Halifax Hosp. Med. Ctr. Rev. Series 2016:
4% 6/1/18	500,000	516,305
5% 6/1/19	250,000	267,825
Lake County School Board Ctfs. of Prtn. Series 2014 A:
4% 6/1/18 (FSA Insured)	95,000	98,143
5% 6/1/17 (FSA Insured)	140,000	140,883
Lakeland Hosp. Sys. Rev. Series 2016:
3% 11/15/17	315,000	318,827
4% 11/15/18	500,000	522,515
5% 11/15/19	265,000	286,176
Lee County Arpt. Rev. Series 2010 A, 5% 10/1/17 (FSA Insured) (b)	240,000	244,706
Miami-Dade County Aviation Rev.:
Series 2007 C. 5.25% 10/1/18 (FSA Insured) (b)	650,000	662,922
Series 2008 E, 5.375% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	165,000	168,660
Series 2010 B:
5% 10/1/17	335,000	341,650
5% 10/1/18	465,000	491,352
Series 2012 B, 4% 10/1/17	685,000	695,268
Miami-Dade County Expressway Auth.:
Series 2013 A, 5% 7/1/17	100,000	101,001
Series 2014 B:
5% 7/1/17	585,000	590,856
5% 7/1/18	590,000	618,751
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/18 (AMBAC Insured)	405,000	425,724
Series 2008 B:
5% 5/1/17	755,000	757,242
5% 5/1/18 (Assured Guaranty Corp. Insured)	320,000	333,440
Series 2014 D, 5% 11/1/19	680,000	741,812
Series 2015 A, 5% 5/1/20	1,600,000	1,766,496
Series 2016 C, 5% 2/1/20	1,810,000	1,985,425
Series A, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	250,743
Series B, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	702,079
Reedy Creek Impt. District Utils. Rev. Series 2013 1, 5% 10/1/17	570,000	581,292
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	95,000	97,415
Tampa Solid Waste Sys. Rev. Series 2010, 5% 10/1/19 (FSA Insured) (b)	1,000,000	1,084,420
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 4% 9/1/17	475,000	481,156
Series 2016 A:
5% 9/1/18	350,000	367,220
5% 9/1/19	425,000	458,541
5% 9/1/20	585,000	646,150

TOTAL FLORIDA		28,388,227

Georgia - 3.4%
Atlanta Arpt. Rev. Series 2014 C, 5% 1/1/18 (b)	350,000	360,196
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997, 2.375%, tender 8/10/17 (a)	5,925,000	5,951,070
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 1.8%, tender 4/3/18 (a)	13,600,000	13,603,944
Series 2012, 1.75%, tender 6/1/17 (a)	325,000	325,380
(Georgia Pwr. Co. Proj.) Series 2012, 1.75%, tender 6/1/17 (a)	4,100,000	4,104,797
1.375%, tender 4/4/17 (a)	2,205,000	2,205,000
Clarke County Hosp. Auth. Series 2016:
5% 7/1/18	900,000	942,489
5% 7/1/19	1,150,000	1,240,655
5% 7/1/20	750,000	830,160
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	500,000	553,440
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.):
Series 2012 A, 5% 11/1/17	535,000	546,401
Series A, 5% 11/1/18	225,000	236,936
(Proj. One) Series 2008 A, 5.25% 1/1/18	150,000	154,137
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	45,000	47,613
Series 2008 A:
5.25% 1/1/18	1,600,000	1,644,128
5.25% 1/1/19	285,000	302,559
5.25% 1/1/21	540,000	599,400
Series 2009 B, 4% 1/1/18	600,000	611,058
Series 2011 A:
5% 1/1/18	1,195,000	1,225,771
5% 1/1/19	2,920,000	3,087,433
5% 1/1/20	435,000	470,570
5% 1/1/21	15,000	16,516
Series 2015 A:
5% 1/1/20	390,000	421,890
5% 1/1/21	1,000,000	1,101,070
Series 2016 A:
4% 1/1/19	550,000	572,154
4% 1/1/21	1,000,000	1,065,350
5% 1/1/19	1,500,000	1,586,010
Series GG:
5% 1/1/20	475,000	515,166
5% 1/1/21	855,000	944,330
4.25% 1/1/18	100,000	102,026
5% 11/1/17	205,000	209,369

TOTAL GEORGIA		45,577,018

Hawaii - 0.0%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (b)	155,000	162,376
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/17 (b)	425,000	430,474

TOTAL HAWAII		592,850

Illinois - 5.5%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	350,424
Series 2011 B, 5% 1/1/18 (b)	60,000	61,685
Chicago Park District Gen. Oblig.:
Series 2008 B, 4.25% 1/1/18	525,000	534,387
Series 2011 D, 4% 1/1/18	425,000	431,821
Series 2014 D, 4% 1/1/18	500,000	508,025
Chicago Wastewtr. Transmission Rev.:
Series 2006 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145,000	145,371
Series 2010 A, 3% 1/1/18	60,000	60,508
Series 2012, 5% 1/1/18	500,000	511,530
Chicago Wtr. Rev. 5% 11/1/17 (FSA Insured)	430,000	439,163
Cook County Gen. Oblig.:
Series 2009 A:
4% 11/15/17	250,000	254,418
5% 11/15/17	1,225,000	1,254,082
Series 2014 A:
5% 11/15/17	850,000	870,179
5% 11/15/18	350,000	368,102
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,085,164
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B1, 1.1%, tender 2/15/18 (a)	2,290,000	2,288,031
Illinois Fin. Auth. Rev.:
Bonds:
(Advocate Health Care Network Proj.) Series 2008 C-3B, 0.7%, tender 7/25/17 (a)	1,000,000	999,170
Series E, 5%, tender 5/1/17 (a)	1,520,000	1,524,636
Series 2008 A, 4.375% 7/1/17	250,000	252,015
Series 2008 B, 5.5% 8/15/19	250,000	264,185
Series 2008 D, 5.5% 11/1/18	780,000	814,601
Series 2010 A, 5.5% 5/1/17 (Escrowed to Maturity)	100,000	100,338
Series 2011 A, 5% 8/15/18	2,500,000	2,627,500
Series 2011 A1, 4% 4/1/17	190,000	190,000
Series 2012 A:
5% 5/15/17	105,000	105,466
5% 5/15/18	1,310,000	1,364,470
Series 2015 A:
4% 11/15/17	240,000	244,330
5% 11/15/17	1,125,000	1,152,473
5% 11/15/18	250,000	264,903
Series 2016 A:
5% 8/15/18	500,000	519,825
5% 7/1/19	600,000	644,814
5% 8/15/19	500,000	530,955
Series 2016 D, 5% 2/15/20	1,980,000	2,172,159
Series 2016:
3% 11/15/17	250,000	252,975
4% 11/15/18	375,000	391,271
5% 11/15/19	320,000	347,968
5% 8/15/17	225,000	228,233
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/18	5,100,000	5,217,606
Series 2007 A, 5% 6/1/18 (FSA Insured)	435,000	437,123
Series 2007 B, 5.25% 1/1/18	965,000	989,009
Series 2007, 5% 6/1/17 (FSA Insured)	250,000	251,258
Series 2008, 4.5% 4/1/18	375,000	375,634
Series 2010, 5% 1/1/18	1,185,000	1,212,326
Series 2014:
4% 2/1/18	810,000	823,997
5% 5/1/17	7,700,000	7,717,941
Series 2016:
5% 1/1/18	5,315,000	5,437,564
5% 2/1/18	11,985,000	12,289,299
3% 1/1/18	500,000	504,230
5% 8/1/17	2,220,000	2,243,155
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	250,000	275,953
Series 2015 A:
5% 2/1/18	2,780,000	2,868,460
5% 2/1/19	3,485,000	3,709,225
Illinois Sales Tax Rev. Series 2013, 5% 6/15/17	75,000	75,574
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	73,946
0% 6/15/17 (Escrowed to Maturity)	10,000	9,985
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	44,829
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	102,291
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,024,670
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/17	1,250,000	1,257,075
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 A, 5% 10/1/18	500,000	527,420
Univ. of Illinois Rev.:
Series 2000, 0% 4/1/17	640,000	640,000
Series A, 0% 4/1/18	800,000	786,408
Will County Illinois Series 2016, 4% 11/15/18	405,000	423,634

TOTAL ILLINOIS		73,473,789

Indiana - 0.4%
Indiana Fin. Auth. Health Sys. Rev. Series 2008 C, 5.5% 11/1/17	125,000	128,164
Indiana Fin. Auth. Rev. Series 2016:
3% 9/1/18	150,000	153,243
3% 9/1/19	250,000	257,268
4% 9/1/20	500,000	533,435
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2012 A, 5% 10/1/18	875,000	925,794
Indianapolis Gas Util. Sys. Rev. 3.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	301,182
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/20 (b)	2,685,000	2,933,900
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/17	655,000	667,648

TOTAL INDIANA		5,900,634

Kansas - 0.2%
Johnson County Unified School District # 233 Series 2016 A:
2% 9/1/18	1,250,000	1,267,225
5% 9/1/20	1,250,000	1,404,463
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 4% 9/1/17	225,000	227,806

TOTAL KANSAS		2,899,494

Kentucky - 2.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
4% 2/1/18	325,000	330,428
4% 2/1/20	800,000	835,824
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	8,000,000	7,866,800
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	215,000	234,870
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	5,640,000	5,722,288
Kentucky State Property & Buildings Commission Rev.:
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	725,000	740,530
Series 2016 B, 5% 11/1/19	2,000,000	2,172,780
Louisville & Jefferson County Series 2016 A, 5% 10/1/18	1,995,000	2,098,640
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)(c)	2,620,000	2,621,546
(Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 1.35%, tender 5/1/18 (a)(b)	500,000	499,045
Series 2003 A, 1.65%, tender 4/3/17 (a)	5,920,000	5,920,000
Series 2007 B:
1.15%, tender 6/1/17 (a)	100,000	100,034
1.6%, tender 6/1/17 (a)	200,000	200,206

TOTAL KENTUCKY		29,342,991

Louisiana - 1.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	3,500,000	3,521,770
5% 6/1/18	1,500,000	1,566,435
Louisiana Gen. Oblig. Series 2016 A:
4% 9/1/19	1,500,000	1,595,970
5% 9/1/20	2,185,000	2,437,171
Louisiana Local Govt. Envir. Facilities Bonds Series 2013, 1.267%, tender 8/1/18 (a)	5,475,000	5,465,912
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	1,000,000	1,089,290
Series 2009 A:
5% 7/1/17	2,090,000	2,110,106
5.25% 7/1/20	3,200,000	3,562,848
Series 2015, 5% 7/1/18	2,100,000	2,198,868

TOTAL LOUISIANA		23,548,370

Massachusetts - 3.6%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	500,000	549,040
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	1,025,000	1,136,264
Bonds:
Series 2011 K5, 5%, tender 1/18/18 (a)	2,525,000	2,602,644
1.46%, tender 4/6/17 (a)	7,485,000	7,485,524
Series 2012 L, 5% 7/1/17	415,000	419,117
Series 2013 F, 4% 7/1/18	555,000	574,392
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	150,000	150,045
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	5,000,000	4,947,900
Series 1998 C, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	180,000	177,176
Series 2007 A, 1.15% 11/1/18 (a)	1,225,000	1,225,943
Series 2012 D, 1.34% 1/1/18 (a)	5,000,000	5,003,950
Series 2017 A, 1.38% 2/1/19 (a)	7,500,000	7,526,850
Series 2017 B, 1.51% 2/1/20 (a)	16,000,000	16,024,800
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series 2007 G, 5% 7/1/18	100,000	100,977
Bonds Series 2007 G6, 1.79%, tender 4/6/17 (a)	300,000	300,480
Series 2008 E2, 5% 7/1/17	120,000	121,154

TOTAL MASSACHUSETTS		48,346,256

Michigan - 3.1%
Battle Creek School District Series 2016, 5% 5/1/18	1,155,000	1,200,472
Chippewa Valley Schools Series 2016, 5% 5/1/19	1,730,000	1,858,228
Clarkston Cmnty. Schools Series 2016 I, 4% 5/1/20	345,000	370,799
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	385,000	418,884
5% 10/1/20	540,000	601,668
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/19 (FSA Insured)	2,000,000	2,146,960
5% 5/1/19 (FSA Insured)	450,000	483,066
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	765,000	821,862
Lake Orion Cmnty. School District 5% 5/1/19	900,000	966,708
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	535,000	563,756
4% 5/1/20	1,215,000	1,301,314
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. Series 2011 E, 3% 11/15/17	240,000	243,062
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	1,000,000	1,071,780
Michigan Fin. Auth. Rev.:
(Mid-Michigan Health Sys. Proj.) Series 2014, 4% 6/1/17	400,000	401,920
Bonds:
Series 2015 D1, 1.268%, tender 10/15/18 (a)	1,905,000	1,899,647
1.1%, tender 8/15/19 (a)	1,200,000	1,188,900
Series 2010 A, 5% 12/1/18	325,000	345,846
Series 2012, 4% 11/15/17	410,000	417,597
Series 2014, 4% 6/1/18	300,000	309,924
Series 2015 A, 5% 5/15/19	250,000	269,198
Series 2016:
2% 1/1/18	125,000	125,779
3% 1/1/19	100,000	102,581
3% 1/1/20	150,000	155,154
5% 11/15/18	760,000	805,053
5% 11/15/19	500,000	539,295
Michigan Gen. Oblig. Series 2016:
3% 3/15/20	5,000,000	5,218,150
5% 3/15/20	1,025,000	1,128,566
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
Series 2010 F1, 2%, tender 5/30/18 (a)	1,290,000	1,303,403
Series 2010 F4, 1.95%, tender 4/1/20 (a)	700,000	706,097
Series 2012 A, 5% 6/1/17	135,000	135,840
Mount Clemens Cmnty. School District Series 2017 A:
5% 5/1/19	715,000	764,800
5% 5/1/20	850,000	929,866
Oakland Univ. Rev.:
Series 2012, 4% 3/1/18	130,000	133,435
Series 2013 A, 4% 3/1/18	400,000	410,568
Portage Pub. Schools Series 2016:
5% 5/1/19	525,000	563,798
5% 11/1/19	740,000	805,890
5% 5/1/20	675,000	742,885
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	270,000	286,016
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	410,000	426,142
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/17	1,775,000	1,803,205
5% 9/1/18	465,000	489,282
Warren Consolidated School District Series 2016:
4% 5/1/18	550,000	566,533
4% 5/1/19	1,000,000	1,049,760
Wayne County Arpt. Auth. Rev.:
Series 2010 C, 5% 12/1/17	300,000	307,497
Series 2010 D, 5% 12/1/17	500,000	512,495
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	1,130,000	1,176,217
Western Michigan Univ. Rev.:
Series 2011, 5% 11/15/17	500,000	512,430
Series 2014, 5% 11/15/17	200,000	204,972
Ypsilanti School District Series A:
4% 5/1/18	350,000	360,178
4% 5/1/19	1,845,000	1,935,663
Zeeland Pub. Schools:
4% 5/1/18	360,000	371,329
4% 5/1/18 (FSA Insured)	290,000	298,497

TOTAL MICHIGAN		41,752,967

Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2014 B, 5% 1/1/18 (b)	600,000	616,032
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2008 A, 5% 1/1/19 (Assured Guaranty Corp. Insured)	150,000	154,133
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	330,000	339,491
Shakopee Health Care Facilities Rev. Series 2014, 5% 9/1/17	850,000	863,124
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. 0% 1/1/18 (AMBAC Insured)	520,000	515,497

TOTAL MINNESOTA		2,488,277

Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 1.44% 9/1/17 (a)	3,145,000	3,147,013
Missouri - 0.1%
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	750,000	820,853
Montana - 0.2%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/19	905,000	967,056
5% 2/15/20	1,735,000	1,885,563

TOTAL MONTANA		2,852,619

Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2014 B, 5% 7/1/18	1,310,000	1,374,334
5% 7/1/17 (Escrowed to Maturity) (b)	140,000	141,330
Clark County School District:
Series 2007 A, 4.5% 6/15/19	360,000	373,133
Series 2007 B, 5% 6/15/19	1,350,000	1,387,071
Series 2007 C, 5% 6/15/18	475,000	488,680
Series 2008 A:
5% 6/15/17	495,000	499,005
5% 6/15/19	235,000	245,298
Series 2014 A, 5.5% 6/15/17	1,585,000	1,599,360
Series 2014 B, 5.5% 6/15/17	175,000	176,586
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B, 5% 6/1/18	70,000	73,258
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	350,000	350,000
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	1,400,000	1,383,494

TOTAL NEVADA		8,091,549

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016:
3% 10/1/18	1,120,000	1,146,981
3% 10/1/20	1,100,000	1,135,387

TOTAL NEW HAMPSHIRE		2,282,368

New Jersey - 4.2%
Middlesex County Gen. Oblig. Series 2007, 4% 6/1/17	215,000	216,075
New Brunswick Hsg. Auth. Rev. (Rutgers Univ. Easton Avenue Proj.) Series 2011, 5% 7/1/17	330,000	333,297
New Jersey Bldg. Auth. State Bldg. Rev. Series 2007 B, 5% 6/15/17	300,000	302,154
New Jersey Econ. Dev. Auth. Rev.:
(N.J. Transit Corp. Ligit Rail Transit Sys. Proj.) Series 2008 A, 5% 5/1/17	1,250,000	1,253,325
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/19	3,330,000	3,521,575
Series 2008, 5% 5/1/18	650,000	669,520
Series 2011 EE:
5% 9/1/18	1,480,000	1,533,043
5% 9/1/18 (Escrowed to Maturity)	140,000	147,714
Series 2012, 5% 6/15/17	500,000	502,995
Series 2015 XX, 5% 6/15/19	1,000,000	1,053,020
5% 12/15/17 (Escrowed to Maturity)	95,000	97,723
New Jersey Edl. Facilities Auth. Rev.:
Series 2010 H, 5% 7/1/18	125,000	131,013
Series 2011 C, 3% 7/1/18	100,000	102,193
Series 2012 B, 5% 7/1/18	265,000	277,376
Series 2013 A, 5% 7/1/17	80,000	80,770
New Jersey Edl. Facility:
Series 2008:
5% 7/1/17 (Escrowed to Maturity)	670,000	676,693
5% 7/1/17 (FSA Insured)	1,190,000	1,201,448
Series 2015 B, 5% 7/1/19	190,000	204,888
New Jersey Gen. Oblig.:
Series 2001 H, 5.25% 7/1/17	305,000	308,108
Series 2014, 5% 6/1/19	625,000	668,731
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	175,000	176,852
Series 2008:
5% 7/1/18	3,915,000	4,104,290
5% 7/1/18	180,000	188,635
Series 2010:
5% 1/1/19	140,000	148,651
5% 1/1/19	220,000	234,538
Series 2011:
4% 7/1/17	575,000	579,054
5% 7/1/17	200,000	201,974
Series 2013 A, 5% 7/1/18	100,000	104,810
Series 2016 A, 5% 7/1/19	250,000	268,845
Series 2016:
5% 7/1/19	1,000,000	1,079,980
5% 7/1/20	2,000,000	2,217,760
4% 7/1/17	330,000	332,280
4% 7/1/19 (Escrowed to Maturity)	245,000	260,499
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds 1.59%, tender 4/6/17 (a)	5,220,000	5,224,072
Series 2013 C, 1.46% 1/1/18 (a)	8,000,000	8,006,720
New Jersey Trans. Trust Fund Auth.:
(New Jersey Gen. Oblig. Proj.) Series 2011 A, 5% 6/15/18	300,000	309,300
Series 1999 A:
5.75% 6/15/17 (AMBAC Insured)	1,000,000	1,008,630
5.75% 6/15/18	520,000	540,686
Series 2003 B1, 5% 12/15/17	380,000	389,603
Series 2010 D:
5% 12/15/17	790,000	809,963
5% 12/15/18	200,000	208,476
Series 2011 B, 5% 6/15/18	280,000	288,680
Series 2012 AA, 4% 6/15/18	1,140,000	1,161,991
Series 2015 AA, 3% 6/15/17	850,000	852,814
Series 2016 A, 5% 6/15/20	8,000,000	8,496,160
5% 6/15/17	400,000	402,872
5% 6/15/17	1,800,000	1,812,924
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/17	1,000,000	1,016,380
5% 9/15/19	2,000,000	2,122,220
Rutgers State Univ. Rev. Series 2009 F, 4% 5/1/17	225,000	225,518

TOTAL NEW JERSEY		56,056,838

New York - 0.5%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	450,000	434,525
Series 2016 B, 5% 9/1/20	1,395,000	1,557,476
New York City Gen. Oblig. Series 2015 F, 1.56% 2/15/19 (a)	1,000,000	1,001,520
New York Dorm. Auth. Revs. (Rochester N Y Inst Technology Proj.) Series 2006 A, 5.25% 7/1/17	500,000	505,120
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, 1.356% 11/1/17 (a)	1,665,000	1,669,529
New York Thruway Auth. Gen. Rev. Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	66,451
New York Trans. Dev. Corp. (Term. One Group Assoc. L.P. Proj.) Series 2015, 5% 1/1/18 (b)	2,000,000	2,057,960

TOTAL NEW YORK		7,292,581

North Carolina - 0.8%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Escrowed to Maturity)	50,000	51,988
Series 2009 A, 5% 1/1/18 (Escrowed to Maturity)	125,000	128,783
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/18 (c)	745,000	780,939
5% 10/1/19 (c)	985,000	1,048,286
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	340,000	372,575
Series 2012 A:
5% 1/1/18	6,990,000	7,193,129
5% 1/1/19	655,000	697,693
Series C, 5% 1/1/21	480,000	510,773
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2007, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	190,000	190,545

TOTAL NORTH CAROLINA		10,974,711

Ohio - 1.5%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health Proj.) Series 2015 B, 1.66%, tender 5/1/20 (a)	13,000,000	12,995,580
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	260,000	266,237
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/19	1,890,000	2,047,588
Cleveland State Univ. Gen. Receipts Series 2012, 4% 6/1/17	175,000	175,840
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 7/12/17 (a)	1,075,000	1,086,847
Hamilton County HealthCare Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5% 6/1/18	425,000	443,169
5% 6/1/17	65,000	65,391
Kent State Univ. Revs. Series 2009 B:
5% 5/1/17 (Assured Guaranty Corp. Insured)	60,000	60,181
5% 5/1/18 (Assured Guaranty Corp. Insured)	310,000	323,395
Ohio Higher Edl. Facility Commission Rev.:
(Univ. of Dayton 2009 Proj.) 5% 12/1/17	330,000	338,554
Series 2010 A, 5% 1/15/18	360,000	371,038
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/20	1,180,000	1,283,781
Univ. of Akron Gen. Receipts Series 2010 A, 5% 1/1/19 (FSA Insured)	480,000	512,318

TOTAL OHIO		19,969,919

Oregon - 0.3%
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.):
Series 2011 A, 5.25% 5/1/19	100,000	108,049
Series 2012 A, 5% 5/1/17	715,000	717,131
Series 2011 C, 5% 10/1/20	420,000	469,329
Port of Portland Arpt. Rev.:
Series 2010, 5% 7/1/17 (b)	1,865,000	1,883,258
Series 2012 B, 5% 7/1/17 (b)	690,000	696,590
5% 7/1/18 (b)	165,000	172,999

TOTAL OREGON		4,047,356

Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev.:
Series 2007 B, 5% 1/1/18 (FSA Insured)	1,170,000	1,204,609
Series B, 5% 1/1/19 (FSA Insured)	290,000	297,990
5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	265,000	272,539
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2008 A, 5% 9/1/17	415,000	421,765
Series 2010 A, 5% 5/15/18	1,920,000	2,002,656
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	580,000	627,456
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
0.9%, tender 8/15/17 (a)	1,000,000	999,420
0.9%, tender 9/1/17 (a)	7,330,000	7,324,649
Lycoming County Auth. College Rev. Series 2016:
4% 10/1/18	500,000	520,975
4% 10/1/19	1,000,000	1,055,820
Monroeville Fin. Auth. UPMC Rev.:
Series 2012, 4% 2/15/18	225,000	230,672
Series 2014 B, 3% 2/1/19	195,000	201,269
Montgomery County Indl. Dev. 4% 10/1/17	500,000	507,445
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.:
(Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	125,000	125,793
Series 2009 A, 5% 6/1/18	1,735,000	1,808,980
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 2014 A:
4% 2/1/18	515,000	527,401
4% 2/1/19	175,000	183,771
Series 2016, 4% 3/15/19	3,115,000	3,280,874
Pennsylvania Gen. Oblig.:
Series 2006, 4% 9/1/17	300,000	300,693
Series 2007 A, 5% 11/1/17	315,000	322,443
Series 2008:
5% 5/15/17	1,020,000	1,024,743
5% 2/15/18 (Escrowed to Maturity)	165,000	170,788
Series 2009 1, 5% 3/15/18	120,000	124,558
Series 2011, 5% 7/1/18	225,000	236,023
Series 2012, 5% 6/1/18	335,000	350,313
Series 2014, 5% 7/1/18	410,000	430,086
Series 2015, 5% 3/15/18	1,430,000	1,484,311
Series 2016:
5% 9/15/18	4,000,000	4,225,880
5% 1/15/19	325,000	346,414
5% 9/15/19	8,075,000	8,779,302
5% 9/15/20	385,000	428,967
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2010 1, 5% 4/1/18	255,000	265,088
Series 2010 E:
5% 5/15/18	520,000	542,386
5% 5/15/19	760,000	818,528
Series 2012, 4% 4/1/18	200,000	205,950
Philadelphia Arpt. Rev.:
Series 2007 B, 5% 6/15/17 (FSA Insured) (b)	2,325,000	2,343,251
Series 2010 C, 5% 6/15/18 (b)	445,000	464,771
Series 2011 A, 5% 6/15/18 (b)	1,350,000	1,409,981
Series 2015 A, 5% 6/15/19 (b)	1,195,000	1,286,274
Philadelphia Gas Works Rev.:
Series 2016:
5% 10/1/17	1,000,000	1,019,310
5% 10/1/20	640,000	707,123
5% 10/1/19	4,510,000	4,878,061
Philadelphia School District:
Series 2016 D:
5% 9/1/17	190,000	192,715
5% 9/1/18	750,000	781,125
Series 2016 F, 5% 9/1/19	1,000,000	1,063,060
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/19	375,000	396,649

TOTAL PENNSYLVANIA		56,192,877

Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/19	1,485,000	1,598,424
South Carolina - 1.0%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/18	1,575,000	1,671,453
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	750,000	818,768
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B:
4% 1/1/20	200,000	209,948
5% 1/1/19	510,000	540,875
Series 2011 B:
4% 12/1/17	250,000	254,853
4% 12/1/20	2,860,000	3,032,572
5% 12/1/18	500,000	530,790
Series 2012 D, 4% 12/1/19	260,000	274,069
Series 2015 C, 5% 12/1/19	4,765,000	5,145,676
5% 1/1/19	455,000	482,546

TOTAL SOUTH CAROLINA		12,961,550

Tennessee - 0.5%
Knox County Health Edl. & Hsg. Facilities Series 2016 A, 3% 1/1/19	500,000	511,170
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (b)	2,500,000	2,708,900
Series 2011 A1, 5% 7/1/17 (b)	30,000	30,290
Series 2011 C, 5% 7/1/19 (b)	280,000	300,336
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,195,000	3,175,127

TOTAL TENNESSEE		6,725,823

Texas - 2.6%
Austin Independent School District Series 2016 A, 4% 8/1/17	650,000	656,825
Brownsville Util. Sys. Rev.:
Series 2013 A, 3% 9/1/17	500,000	503,830
Series 2015:
5% 9/1/17	555,000	563,730
5% 9/1/18	1,075,000	1,130,513
Corpus Christi Util. Sys. Rev. Bonds Series 2015 B, 2%, tender 7/15/17 (a)	5,165,000	5,167,996
Dallas County Util. and Reclamation District Series 2016:
5% 2/15/19	1,375,000	1,470,068
5% 2/15/20	1,320,000	1,438,800
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/17 (b)	165,000	168,783
Series 2014 A, 3% 11/1/17 (b)	185,000	187,105
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2014 B, 1.49%, tender 12/1/19 (a)	3,000,000	2,996,430
Series 2013 A:
4% 12/1/18	420,000	439,639
5% 12/1/17	400,000	410,504
Houston Arpt. Sys. Rev.:
Series 2007 B, 5% 7/1/20 (FGIC Insured)	5,500,000	5,551,315
Series 2011 A:
5% 7/1/18 (b)	100,000	104,695
5% 7/1/19 (b)	965,000	1,037,964
Series 2012 A, 5% 7/1/18 (b)	145,000	151,808
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	605,976
Houston Cmnty. College Sys. Rev. Series 2011, 5% 2/15/18	80,000	82,827
Houston Util. Sys. Rev. Bonds 1.66%, tender 4/6/17 (a)	875,000	875,009
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 A, 5% 5/15/19	250,000	269,415
(LCRA Transmission Svcs. Corp. Proj.) Series 2016, 5% 5/15/18	925,000	965,876
Series 2008:
5% 5/15/18	470,000	490,769
5.5% 5/15/19	160,000	167,350
Series 2010 4% 5/15/18	405,000	418,434
Series 2010 A, 5% 5/15/20	3,130,000	3,460,716
Series 2010:
5% 5/15/17	500,000	502,270
5% 5/15/20	200,000	221,132
Series 2011 A 5% 5/15/17	265,000	266,203
Series 2012 B, 5% 5/15/17	100,000	100,454
Series 2014, 5% 5/15/18	280,000	292,373
Series 2015 D:
4% 5/15/17	180,000	180,619
5% 5/15/17	880,000	883,995
Series 2015, 4% 5/15/17	375,000	376,290
5% 5/15/19	595,000	640,303
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	900,000	971,568
San Antonio Elec. & Gas Sys. Rev. Series 2006 B, 5% 2/1/18	100,000	100,320
San Antonio Gen. Oblig. Series 2016, 5% 2/1/18	405,000	418,705
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/17	60,000	61,218
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5.75% 7/1/18	335,000	345,841

TOTAL TEXAS		34,677,668

Virginia - 0.8%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2009 C, 5% 5/15/18	495,000	516,592
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (a)	1,600,000	1,612,944
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	8,125,000	8,111,269

TOTAL VIRGINIA		10,240,805

Washington - 0.2%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (b)	175,000	183,439
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/18 (b)	875,000	902,843
Series 2012 A, 4% 8/1/17	125,000	126,300
Series 2012 B, 4% 8/1/17 (b)	115,000	116,170
Washington Ctfs. of Prtn. Series 2013 D, 4% 7/1/17	240,000	241,879
Washington Gen. Oblig. Series 2004 C, 0% 6/1/18	210,000	207,497
Washington Health Care Facilities Auth. Rev. Series 2014, 5% 3/1/18	525,000	543,585
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	475,000	468,298

TOTAL WASHINGTON		2,790,011

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalacian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	250,000	255,613
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	2,515,000	2,448,881
1.9%, tender 4/1/19 (a)	530,000	531,648

TOTAL WEST VIRGINIA		3,236,142

Wisconsin - 0.5%
Milwaukee County Arpt. Rev. Series 2016 A:
5% 12/1/18 (b)	700,000	741,321
5% 12/1/19 (b)	2,435,000	2,648,038
Wisconsin Health & Edl. Facilities:
(Thedacare, Inc. Proj.) Series 2015, 5% 12/15/17	435,000	447,097
Bonds Series 2013 B:
4%, tender 3/1/18 (a)	1,280,000	1,313,702
4%, tender 5/30/19 (a)	700,000	737,534
Series 2013 A, 5% 11/15/18	160,000	169,883
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	55,000	55,062
Series 2012 B, 5% 8/15/18	525,000	551,555

TOTAL WISCONSIN		6,664,192

TOTAL MUNICIPAL BONDS
(Cost $652,645,469)		651,477,071

Municipal Notes - 52.7%
Alabama - 0.8%
Alabama Fed. Aid Hwy. Fin. Auth. Participating VRDN Series 16 XL 0024, 1.11% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,000,000	$8,000,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 4/7/17, VRDN (a)(b)	2,903,000	2,903,000

TOTAL ALABAMA		10,903,000

California - 2.9%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.09% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	11,700,000	11,700,000
California St Enterprise Dev. Auth. (Var Evapco Proj.) Series 2008, 1.21% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,270,000	4,270,000
California Statewide Cmntys. Dev. Auth. Participating VRDN Series ZF 01 99, 1.11% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,695,000	2,695,000
Ontario Redev. Agcy. Multi-family Hsg. Rev. Series 1996 B, 1.1% 4/7/17, LOC Bank of America NA, VRDN (a)(b)	340,000	340,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.21% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,665,000	6,665,000
San Francisco City & County Arpt. Commission Participating VRDN Series Floaters 16 ZF0516, 1.21% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	12,500,000	12,500,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.35% 4/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	800,000	800,000

TOTAL CALIFORNIA		38,970,000

Colorado - 0.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.26% 4/7/17, LOC Deutsche Bank AG, VRDN (a)	3,670,000	3,670,000
Connecticut - 0.1%
Stratford Gen. Oblig. BAN Series 2017, 2.5% 1/3/18	1,200,000	1,210,536
Delaware - 1.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.14% 4/3/17, VRDN (a)(b)	18,600,000	18,600,000
Florida - 0.7%
Hillsborough County Indl. Dev. Auth. Rev. (Var-Independent Day School Proj.) Series 2000, 1.04% 4/7/17, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Miami Dade Cnty. Aviation Rev. Participating VRDN Series Floaters XL 00 35, 1.19% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,975,000	3,975,000
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series Floaters ZF 20 83, 1.06% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000

TOTAL FLORIDA		9,975,000

Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 1.3% 4/3/17, VRDN (a)	15,820,000	15,820,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.33% 4/3/17, VRDN (a)	3,700,000	3,700,000

TOTAL GEORGIA		19,520,000

Idaho - 0.2%
Eagle Indl. Dev. Corp. Rev. (Camille Beckman Proj.) 1.1% 4/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,350,000	1,350,000
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.23% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,500,000	1,500,000

TOTAL IDAHO		2,850,000

Illinois - 7.7%
Centegra Health Sys. Participating VRDN Series Floaters XF 23 39, 1.11% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	17,050,000	17,050,000
Chicago Board of Ed. Participating VRDN Series 17, 1.21% 5/12/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,100,000	2,100,000
Chicago Indl. Dev. Rev. (Var Primrose Candy Co. Proj.) Series 2001, 1.1% 4/7/17, LOC Bank of America NA, VRDN (a)(b)	710,000	710,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters YX 10 35, 1.19% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,180,000	10,180,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 1.41% 4/7/17 (Liquidity Facility Citibank NA) (a)(d)	9,375,000	9,375,000
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.18% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,500,000	1,500,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.16% 4/7/17 (Liquidity Facility Citibank NA) (a)(d)	12,205,000	12,205,000
Cook County Gen. Oblig. Participating VRDN:
Series 2015 XF0124, 1.23% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series XX 10 11, 1.11% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,660,000	6,660,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (R. A. Zweig, Inc. Proj.) 1.07% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	650,000	650,000
Illinois Dev. Fin. Auth. Ltd. Oblg. Rev. (Var Decatur Mental Health Ctr. Proj.) Series 1997, 1.14% 4/6/17, LOC PNC Bank NA, VRDN (a)(b)	265,000	265,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series XF 01 04, 1.21% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series XF 23 38, 1.06% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	18,075,000	18,075,000
Illinois Gen. Oblig. Participating VRDN Series 15 XF 1006, 1.18% 4/7/17 (Liquidity Facility Deutsche Bank AG) (a)(d)	8,900,000	8,900,000
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Floaters XM 03 78, 1.11% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000

TOTAL ILLINOIS		102,670,000

Indiana - 0.2%
Allen County Econ. Dev. Rev. (DeBrand, Inc. Proj.) 1.14% 4/1/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	300,000	300,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 1.05% 4/7/17, VRDN (a)(b)	1,800,000	1,800,000
Indiana Fin. Auth. Rev. RAN Series 2016, 2% 9/1/17	195,000	195,581

TOTAL INDIANA		2,295,581

Kentucky - 0.5%
Bardstown Indl. Rev. (JAV Invt. LLC Proj.) Series 2001, 1.14% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	200,000	200,000
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	302,406
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.11% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,600,000	5,600,000
Lexington-Fayette Urban County K Series 1998, 1.15% 4/7/17, LOC PNC Bank NA, VRDN (a)	330,000	330,000

TOTAL KENTUCKY		6,432,406

Louisiana - 7.5%
Caddo-Bossier Parishes Port Co. (Oakley Louisiana, Inc. Proj.) 1.1% 4/7/17, LOC Bank of America NA, VRDN (a)(b)	1,140,000	1,140,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.05% 4/7/17, VRDN (a)	51,400,000	51,399,967
Series 2010 B1, 1.05% 4/7/17, VRDN (a)	48,710,000	48,710,000

TOTAL LOUISIANA		101,249,967

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 1.25% 4/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	680,000	680,000
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 1.14% 4/7/17 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	3,070,000	3,070,000
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Floaters XF 23 65, 1.11% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,665,000	6,665,000
Michigan - 0.1%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 1.3% 4/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	870,000	870,000
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.1% 4/7/17, LOC Cap. One Bank, VRDN (a)(b)	900,000	900,000
Nevada - 1.7%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.16% 4/7/17 (Liquidity Facility Citibank NA) (a)(d)	21,840,000	21,840,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.1% 4/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	565,000	565,000

TOTAL NEVADA		22,405,000

New Jersey - 3.5%
Belmar Gen. Oblig. BAN Series 2017, 3% 2/9/18	3,700,000	3,751,097
Collingswood BAN Series 2017 A, 2.5% 3/22/18	1,900,000	1,920,520
East Orange BAN Series 2017 A, 2.5% 3/26/18	4,400,000	4,449,368
Guttenberg N J BAN 2.5% 3/15/18	20,975,000	21,232,783
Hackensack City Tax Appeal Nts BAN Series 2016, 2% 11/6/17	1,800,000	1,807,074
New Brunswick Gen. Oblig. BAN Series 2016, 3% 6/6/17	1,100,000	1,103,025
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 16 XG 00 47, 1.25% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	8,753,627	8,753,627
Plainfield Gen. Oblig. BAN Series 2016, 1.5% 8/30/17	3,951,000	3,954,674

TOTAL NEW JERSEY		46,972,168

New York - 3.8%
Albany Gen. Oblig. BAN Series 2016, 2% 6/30/17	1,846,812	1,850,062
Binghamton Gen. Oblig. BAN Series 2016, 2.5% 11/17/17	900,000	906,939
Cambridge Cent School District BAN Series 2017, 2% 6/30/17	1,000,000	1,001,870
Copiague Union Free School District BAN 2.25% 3/30/18	5,900,000	5,956,640
Eastport-South Manor Central School District TAN Series 2016, 1.5% 6/23/17	10,250,000	10,261,378
Monroe County Indl. Dev. Agcy. Civic Facility Rev. Series 2007, 1.05% 4/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,875,000	2,875,000
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (Rubies Costume Co. Proj.) Series 1999, 1.2% 4/7/17, LOC Bank of America NA, VRDN (a)	570,000	570,000
New York St Twy Auth. Participating VRDN Series Floaters ZF 04 82, 1.06% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,550,000	5,550,000
Oneida County Indl. Dev. Agcy. Rev. (Champion Home Builders Co. Proj.) 1.11% 4/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,820,000	6,820,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.21% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	6,575,000	6,575,000
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 1997 A, 1.32% 4/7/17, VRDN (a)	5,215,000	5,215,000
Sachem Central School District of Holbrook TAN Series 2016, 1.5% 6/29/17	1,700,000	1,701,666
Syracuse Gen. Oblig. RAN Series 2016 B, 2% 6/30/17	1,400,000	1,403,276
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
1.29% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	305,000	305,000
1.29% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	440,000	440,000

TOTAL NEW YORK		51,431,831

North Carolina - 0.3%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.1% 4/7/17, VRDN (a)(b)	4,400,000	4,400,000
Ohio - 0.6%
Belmont County BAN Series 2016, 1.375% 8/31/17	400,000	400,040
Lakewood Ohio Income Tax Rev. BAN Series 2017, 2% 4/2/18 (c)	2,400,000	2,418,984
Marietta BAN 1.5% 5/12/17	3,475,000	3,475,417
St Bernard-Elmwood Pl School District BAN Series 2016, 2.75% 5/3/17	1,100,000	1,100,847

TOTAL OHIO		7,395,288

Oklahoma - 0.2%
Broken Arrow Eda Indl. dev Series 1989, 1.14% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,500,000	2,500,000
Pennsylvania - 1.7%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.1% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	600,000	600,000
Montgomery County Indl. Dev. Auth. Rev. (Var-FXD-Big Little Assoc. Proj.) Series 1999, 1.1% 4/7/17, LOC Wells Fargo Bank NA, VRDN (a)	200,000	200,000
Northampton County Indl. Dev. Auth. Rev. Series 1998, 1.1% 4/6/17, LOC Wells Fargo Bank NA, VRDN (a)	250,000	250,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series ROC II R 11995, 1.06% 4/7/17 (Liquidity Facility Citibank NA) (a)(d)	7,330,000	7,330,000
Series ZM 0490, 1.16% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,280,000	8,280,000
Series ZM 0491, 1.16% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,595,000	5,595,000

TOTAL PENNSYLVANIA		22,255,000

Rhode Island - 0.1%
East Providence Gen. Oblig. TAN 2% 7/27/17	1,200,000	1,203,744
South Carolina - 0.4%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.1% 4/7/17, VRDN (a)(b)	2,800,000	2,800,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Var-Dorris PPTYS LLC Proj.) Series 2006, 1.12% 4/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	2,295,000	2,295,000

TOTAL SOUTH CAROLINA		5,095,000

Tennessee - 2.5%
Vanderbilt Hosp. Participating VRDN 1.12% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	33,655,000	33,655,000
Texas - 10.3%
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (B P Chemicals, Inc. Proj.) 0.98% 4/7/17, VRDN (a)(b)	5,000,000	5,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.15% 4/3/17, VRDN (a)	11,840,000	11,840,000
Series 2004, 1.25% 4/7/17, VRDN (a)(b)	10,230,000	10,230,000
Series 2009 A, 1.15% 4/3/17, VRDN (a)	14,050,000	14,050,000
Series 2009 B, 1.16% 4/3/17, VRDN (a)	14,600,000	14,600,000
Series 2009 C, 1.16% 4/3/17, VRDN (a)	24,705,000	24,705,000
Series 2010 B, 1.15% 4/3/17, VRDN (a)	1,400,000	1,400,000
Series 2010 C, 1.16% 4/3/17, VRDN (a)	16,000,000	16,000,000
Series 2010 D:
1.15% 4/3/17, VRDN (a)	22,330,000	22,330,000
1.16% 4/3/17, VRDN (a)	18,700,000	18,700,000

TOTAL TEXAS		138,855,000

Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.18% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	2,300,000	2,300,000
Series 17 ZF 0540, 1.11% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	300,000	300,000

TOTAL UTAH		2,600,000

Virginia - 0.5%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 13 0014, 0.95%, tender 4/20/17 (Liquidity Facility Citibank NA) (a)(d)(e)	7,225,000	7,224,783
Washington - 1.6%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.26% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	17,200,000	17,200,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 1.05% 4/7/17, LOC KeyBank NA, VRDN (a)	770,000	770,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XG 00 51, 1.11% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	3,375,000	3,375,000

TOTAL WASHINGTON		21,345,000

Wisconsin - 0.6%
Baraboo Indl. Dev. Rev. (Teel Plastics, Inc. Proj.) Series 2007, 1.3% 4/3/17, LOC BMO Harris Bank NA, VRDN (a)(b)	280,000	280,000
River Falls Indl. Dev. Rev. 1.23% 4/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	450,000	450,000
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 1.01% 4/7/17 (Liquidity Facility Citibank NA) (a)(d)	7,500,000	7,500,000

TOTAL WISCONSIN		8,230,000

Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.98% 4/7/17, VRDN (a)	430,000	430,000
TOTAL MUNICIPAL NOTES
(Cost $706,578,891)		706,529,304
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,359,224,360)		1,358,006,375
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(16,363,677)
NET ASSETS - 100%		$1,341,642,698

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,224,783 or 0.5% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 13 0014, 0.95%, tender 4/20/17 (Liquidity Facility Citibank NA)	9/8/16 - 12/22/16	$7,225,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$17,991
Total	$17,991

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $1,359,210,885. Net unrealized depreciation aggregated $1,204,510, of which $641,072 related to appreciated investment securities and $1,845,582 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

March 31, 2017

STM-QTLY-0517
1.814658.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	600	689
5% 3/1/23	850	990
5% 3/1/24	1,250	1,465
5% 3/1/25	1,250	1,475
Series 2016 B:
5% 3/1/22	1,000	1,149
5% 3/1/24	1,000	1,172
5% 3/1/25	1,500	1,770
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	4,510	4,527
Montgomery Med. Clinic Facilities:
5% 3/1/20	2,890	3,114
5% 3/1/25	1,500	1,683

TOTAL ALABAMA		18,034

Alaska - 0.7%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,090	1,221
5% 9/1/22	1,200	1,394
Series B:
5% 9/1/18	3,685	3,889
5% 9/1/20	2,000	2,240
5% 9/1/22	1,425	1,656
Series C:
5% 9/1/18	1,000	1,055
5% 9/1/19	2,150	2,343
5% 9/1/20	1,260	1,411
5% 9/1/22	1,000	1,162
Series D:
5% 9/1/19	3,895	4,245
5% 9/1/20	2,000	2,240

TOTAL ALASKA		22,856

Arizona - 2.6%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	531
5% 12/1/19	615	670
5% 12/1/20	820	914
5% 12/1/21	1,105	1,255
5% 12/1/22	800	921
5% 12/1/23	1,000	1,163
5% 12/1/24	1,500	1,757
Arizona State Trans. Board Series 2016:
5% 7/1/24	5,000	5,925
5% 7/1/25	5,000	5,975
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,060
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,665
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	635
5% 7/1/22 (FSA Insured)	1,000	1,148
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	750	852
5% 7/1/22 (FSA Insured)	1,170	1,348
5% 7/1/23 (FSA Insured)	1,395	1,626
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/25	4,780	5,657
5% 1/1/26	10,720	12,784
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	1,325	1,375
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	900	957
4% 7/1/20	1,360	1,474
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.25%, tender 5/1/17 (a)(b)	16,600	16,600
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,501
5% 12/1/22	2,470	2,826
5% 12/1/23	3,425	3,958
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,503
Series 2012 A:
5% 7/1/18	825	866
5% 7/1/19	1,550	1,684
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/17 (Escrowed to Maturity)	3,315	3,348
5% 7/1/18 (Escrowed to Maturity)	3,365	3,523

TOTAL ARIZONA		92,501

California - 6.0%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	3,335	3,240
0% 10/1/19	265	248
Series 2013 A, 5% 10/1/22	2,190	2,541
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,190	5,304
Series B, 2.85%, tender 4/1/25 (a)	4,245	4,337
Series C, 2.1%, tender 4/1/22 (a)	3,960	3,977
1.5%, tender 4/2/18 (a)	5,200	5,212
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,600	16,155
5.25% 9/1/22	1,570	1,851
California Health Facilities Fing. Auth. Rev. Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.71%, tender 4/6/17 (a)	4,000	4,002
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 5/1/17 (a)(b)(c)	16,950	16,949
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,852
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,153
(Univ. Proj.) Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,740	2,906
5% 10/1/19 (Escrowed to Maturity)	1,490	1,633
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	6,854
5% 10/1/19	5,000	5,463
5% 10/1/20	2,525	2,832
Series 2012 A, 5% 4/1/21	3,245	3,678
Series 2012 G, 5% 11/1/22	1,250	1,455
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	4,100	4,501
Series 2009 J, 5% 11/1/17	2,300	2,355
Series 2012 C, 5% 6/1/21	1,820	2,070
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (a)	4,000	4,014
Series 2009 E2, 5%, tender 5/1/17 (a)	2,050	2,056
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	3,500	3,833
Series 2017 A1:
5% 6/1/21 (d)	1,230	1,383
5% 6/1/22 (d)	1,725	1,969
5% 6/1/23 (d)	1,970	2,270
5% 6/1/24 (d)	1,110	1,289
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,067
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4.625% 3/1/18	1,500	1,550
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	9,790	10,058
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2009 A2, 1.07%, tender 4/6/17 (a)	13,000	13,000
Series 2011 A3, 1.07%, tender 4/6/17 (a)	1,900	1,900
Series 2016, 1.03%, tender 4/6/17 (a)	7,300	7,300
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,159
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	2,000	2,097
Northern California Transmission Agcy. Rev. (Ref. Calif Ore Proj.) Series 2009 A, 3.5% 5/1/17	2,500	2,505
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,189
Palomar Health Rev. Series 2016:
5% 11/1/23	2,000	2,213
5% 11/1/24	2,000	2,223
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	2,500	2,798
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,589
5% 9/1/24 (FSA Insured)	2,300	2,736
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,758
5% 6/1/17	3,700	3,723
5% 6/1/18	6,470	6,763
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5% 8/1/18	8,000	8,407
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,622
State Ctr. Cmnty. College District Series 2007 A, 5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	9,480	9,609
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,085

TOTAL CALIFORNIA		208,733

Colorado - 0.5%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,285	5,856
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,500	5,247
Series 2014 A, 5% 6/1/23	3,860	4,501
E-470 Pub. Hwy. Auth. Rev. Series 2015 A:
5% 9/1/19	1,000	1,079
5% 9/1/20	1,000	1,102
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	503

TOTAL COLORADO		18,288

Connecticut - 2.5%
Connecticut Gen. Oblig.:
Series 2009 B, 5% 3/1/18	3,470	3,592
Series 2012 C, 5% 6/1/21	23,420	26,257
Series 2015 E, 5% 8/1/17	26,395	26,751
Series 2016 A:
4% 3/15/18	13,900	14,280
5% 3/15/26	1,970	2,289
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	5,795	6,133
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	5,933
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/23 (FSA Insured)	900	1,018
5% 8/15/25 (FSA Insured)	1,000	1,143

TOTAL CONNECTICUT		87,396

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,730
5% 1/1/21	2,000	2,233

TOTAL DELAWARE, NEW JERSEY		4,963

District Of Columbia - 0.5%
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	8,500	8,816
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (b)	6,325	7,289
Series 2014 A, 5% 10/1/23 (b)	445	516

TOTAL DISTRICT OF COLUMBIA		16,621

Florida - 11.0%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,133
Series 2015 C:
5% 7/1/21	650	736
5% 7/1/22	3,725	4,272
5% 7/1/23	3,000	3,472
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	1,000	1,140
Series A:
5% 10/1/22 (b)	3,000	3,430
5% 10/1/23 (b)	4,020	4,658
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	7,000	7,549
Series 2015 A:
5% 7/1/19	2,000	2,157
5% 7/1/20	4,000	4,419
5% 7/1/21	4,500	5,077
5% 7/1/22	3,500	4,014
5% 7/1/23	2,750	3,188
5% 7/1/24	1,320	1,544
Series 2015 B:
5% 7/1/19	2,000	2,157
5% 7/1/20	3,000	3,315
5% 7/1/21	6,235	7,035
5% 7/1/22	1,275	1,462
5% 7/1/23	2,750	3,188
5% 7/1/24	1,145	1,339
Series A, 5.25% 7/1/17 (AMBAC Insured)	7,015	7,090
Citizens Property Ins. Corp.:
Series 2009 A1, 6% 6/1/17	1,275	1,285
Series 2010 A1, 5.25% 6/1/17	4,125	4,154
Series 2012 A1, 5% 6/1/17	18,095	18,214
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/17	1,685	1,731
5% 12/1/18	685	730
5% 12/1/19	1,820	1,995
5% 12/1/20	1,000	1,125
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 5% 10/1/17	1,455	1,483
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	9,586
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 C, 5% 6/1/20	3,625	3,960
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	17,144
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/18	1,790	1,829
5% 2/1/19	1,450	1,515
5% 2/1/20	2,025	2,154
Florida Gen. Oblig. Series 2015 A, 4% 7/1/17	17,295	17,428
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,148
5% 10/1/22	2,000	2,255
5% 10/1/23	1,270	1,440
5% 10/1/24	2,000	2,278
5% 10/1/25	1,750	2,001
5% 10/1/26	2,000	2,272
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,014
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,856
5% 10/1/20	1,000	1,116
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,518
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 4% 7/1/17	1,500	1,512
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	2,020	2,332
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,038
5% 7/1/22	2,000	2,296
5% 7/1/23	2,000	2,327
Indian River County Wtr. & Swr. Rev. 5% 9/1/17	1,000	1,017
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,155
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,363
5% 10/1/20	2,000	2,236
5% 10/1/21	2,000	2,284
5% 10/1/22	1,000	1,163
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,300	1,538
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,164
5% 7/1/20	1,000	1,110
5% 7/1/21	2,000	2,265
5% 7/1/22	2,000	2,296
5% 7/1/23	2,000	2,311
Series 2014 A, 5% 7/1/24	625	737
Series 2014 B:
5% 7/1/22	1,500	1,722
5% 7/1/23	3,250	3,790
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,520
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,448
5% 11/1/21	6,275	7,147
5% 11/1/22	2,915	3,369
5% 11/1/23	7,650	8,939
Series 2015 A:
5% 5/1/19	1,000	1,075
5% 5/1/20	2,095	2,313
5% 5/1/21	4,000	4,512
5% 5/1/22	3,720	4,267
5% 5/1/23	6,500	7,549
Series 2015 B, 5% 5/1/24	29,560	34,678
Series 2016 A, 5% 8/1/27	5,560	6,542
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,358
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	1,245	1,360
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	1,500	1,579
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000	1,082
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,531
Series 2010 C, 5% 10/1/17	1,895	1,934
Series 2011 B:
5% 10/1/18	2,250	2,384
5% 10/1/19	2,325	2,539
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,049
5% 12/1/20	880	965
5% 12/1/21	1,100	1,223
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,248
4% 8/1/21	4,040	4,431
5% 8/1/17	1,170	1,186
5% 8/1/19	3,000	3,254
5% 8/1/21	5,300	6,033
Series 2015 B:
5% 8/1/19	2,735	2,967
5% 8/1/20	1,750	1,948
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,322
5% 10/1/19	1,100	1,193
5% 10/1/20	1,000	1,110
5% 10/1/21	1,000	1,132
5% 10/1/22	1,000	1,147
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (b)	4,465	4,552
5% 10/1/19 (b)	2,025	2,199
5% 10/1/18 (b)	2,745	2,898
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	1,000	1,181
5% 7/1/26	1,140	1,350
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,000	1,110
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,582
5% 10/1/18 (Escrowed to Maturity)	2,260	2,393
Series 2011, 5% 10/1/19	5,590	6,102
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	1,605	1,646
Tampa Solid Waste Sys. Rev. Series 2010, 5% 10/1/17 (FSA Insured) (b)	5,000	5,097
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	1,990
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,158
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	500	526
5% 8/1/19	310	335

TOTAL FLORIDA		385,715

Georgia - 2.3%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,150
5% 1/1/23	1,000	1,168
5% 1/1/24	1,150	1,361
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997, 2.375%, tender 8/10/17 (a)	2,100	2,109
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.75%, tender 6/1/17 (a)	1,000	1,001
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	10,000	10,116
2.2%, tender 4/2/19 (a)	9,700	9,814
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,274
5% 1/1/20	4,000	4,397
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,106
(Prerefunded Proj.) Series 2008 D:
5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	11,020	11,668
5.75% 1/1/20 (Pre-Refunded to 7/1/18 @ 100)	2,630	2,785
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	3,870	4,095
5.75% 1/1/20	925	977
Series GG:
5% 1/1/20	675	732
5% 1/1/21	1,670	1,844
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,500	1,636
5% 10/1/22	1,000	1,155
5% 10/1/23	2,420	2,820
Series R, 5% 10/1/21	5,000	5,694
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,715	4,762
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,335	3,666
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5% 1/1/18 (Escrowed to Maturity)	1,530	1,576

TOTAL GEORGIA		80,906

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (b)	4,000	4,312
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/17 (b)	2,300	2,330
5% 8/1/19 (b)	1,400	1,512
5% 8/1/20 (b)	3,050	3,371
5% 8/1/21 (b)	550	620
5% 8/1/22 (b)	2,075	2,370
5% 8/1/23 (b)	1,435	1,653

TOTAL HAWAII		16,168

Illinois - 9.7%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	8,450
Series 2008 C:
5.25% 12/1/23	7,665	6,781
5.25% 12/1/24	955	831
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,190
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,419
Series 2010 F, 5% 12/1/20	760	689
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999:
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,942
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	9,325
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	13,530
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 C, 5% 12/1/17	3,975	4,079
Series 2014 D, 5% 12/1/17	3,425	3,514
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	684
5% 1/1/21	400	448
5% 1/1/23	2,500	2,878
5% 1/1/22	5,000	5,692
5% 1/1/23	5,900	6,793
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	259
5% 1/1/20	300	315
5% 1/1/21	400	424
5% 1/1/22	300	319
5% 1/1/23	535	571
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/18	6,500	6,687
Series 2012 A, 5% 1/1/21	1,400	1,570
Series 2012 B, 5% 1/1/21 (b)	4,605	5,134
Series 2013 B, 5% 1/1/22	4,000	4,559
Series 2013 D, 5% 1/1/22	3,220	3,670
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,375
5% 1/1/23	1,200	1,314
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,181
Series 2010 A, 5.25% 11/15/22	4,960	5,433
Series 2011 A, 5.25% 11/15/22	1,000	1,116
Series 2012 C:
5% 11/15/19	3,200	3,445
5% 11/15/20	7,210	7,915
5% 11/15/21	4,985	5,547
5% 11/15/22	1,290	1,451
Series 2014 A:
5% 11/15/20	1,000	1,098
5% 11/15/21	500	556
5% 11/15/22	1,000	1,121
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	10,000	9,931
Illinois Fin. Auth. Rev.:
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5% 5/15/17	3,520	3,535
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	2,650	2,896
Bonds Series E, 2.25%, tender 4/29/22 (a)	22,930	23,083
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,065	2,230
Series 2012 A, 5% 5/15/23	1,300	1,461
Series 2012:
5% 9/1/18	1,160	1,206
5% 9/1/19	1,115	1,185
5% 9/1/20	1,470	1,602
5% 9/1/21	2,045	2,269
5% 9/1/22	3,530	3,938
Series 2015 A:
5% 11/15/24	1,525	1,777
5% 11/15/25	1,950	2,286
5% 11/15/26	2,000	2,305
Series 2016 A:
5% 8/15/20	500	540
5% 2/15/21	750	832
5% 8/15/21	700	766
5% 2/15/23	1,000	1,137
5% 8/15/23	1,500	1,661
5% 8/15/24	2,185	2,423
Series 2016 C:
5% 2/15/20	5,080	5,405
5% 2/15/22	2,150	2,337
5% 2/15/23	4,500	4,917
5% 2/15/24	5,000	5,476
Series 2016:
5% 5/15/25	500	584
5% 5/15/26	1,000	1,173
5% 5/15/27	1,250	1,436
5% 11/15/20	1,650	1,840
5% 11/15/22	500	575
5% 11/15/24	1,955	2,292
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,050
Series 2010, 5% 1/1/21 (FSA Insured)	1,600	1,691
Series 2012:
5% 3/1/19	5,500	5,712
5% 8/1/19	2,660	2,780
5% 8/1/20	6,900	7,304
5% 8/1/21	2,415	2,557
5% 8/1/22	5,800	6,135
Series 2013:
5% 7/1/21	6,500	6,878
5% 7/1/22	10,085	10,664
Series 2014:
5% 4/1/18	10,000	10,298
5% 2/1/22	3,000	3,168
5% 4/1/23	2,215	2,344
5% 2/1/25	2,325	2,443
Series 2016:
5% 1/1/26	2,200	2,309
5% 2/1/26	10,760	11,291
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,160
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,205	1,388
Illinois Sales Tax Rev. Series 2009 B, 4.5% 6/15/17	6,075	6,116
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,820	3,971
0% 1/15/25	5,025	3,977
0% 1/15/26	3,775	2,872
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,438
5% 2/1/20	2,275	2,502
Series 2014. 5% 2/1/23	2,225	2,585

TOTAL ILLINOIS		341,036

Indiana - 2.2%
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	809
5% 8/15/23	1,000	1,171
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/20	650	701
5% 3/1/21	1,225	1,348
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	924
5% 10/1/22	1,600	1,853
Series 2014 A:
5% 10/1/20	375	419
5% 10/1/21	380	433
5% 10/1/22	675	782
Series 2015 A:
5% 10/1/24	1,495	1,759
5% 10/1/25	1,625	1,913
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,568
5% 1/1/20	1,250	1,370
Indianapolis Local Pub. Impt. Series 2016:
5% 1/1/21 (b)	2,750	3,067
5% 1/1/23 (b)	1,830	2,098
5% 1/1/24 (b)	2,775	3,206
5% 1/1/25 (b)	2,910	3,381
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/17	5,000	5,097
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,047
4% 1/15/20	1,345	1,438
4% 1/15/21	1,250	1,359
5% 7/15/19	1,680	1,817
5% 7/15/20	1,170	1,299
5% 7/15/21	1,000	1,135
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B, 4% 7/1/17 (Escrowed to Maturity)	500	504
Series Z-1:
5% 7/1/17	1,000	1,010
5% 7/1/18	1,500	1,576
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (a)	8,500	8,524
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(b)	21,255	24,157

TOTAL INDIANA		75,765

Kansas - 0.3%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	1,560	1,815
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	1,460	1,731
Wichita Hosp. Facilities Rev. Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,389
5% 11/15/20 (Escrowed to Maturity)	2,745	3,091
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	500	576
5% 9/1/23	725	842
5% 9/1/25	800	938

TOTAL KANSAS		11,382

Kentucky - 1.4%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/22	1,120	1,231
5% 2/1/24	1,360	1,512
5% 2/1/25	1,000	1,113
5% 2/1/27	1,230	1,356
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	9,000	9,074
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,410	1,498
5% 6/1/22	1,560	1,687
5% 6/1/24	1,690	1,839
Kentucky State Property & Buildings Commission Rev.:
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,502
Series 2016, 3% 11/1/17	1,630	1,650
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)(d)	7,510	7,514
(Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (a)	6,000	6,000
Series 2007 B:
1.15%, tender 6/1/17 (a)	2,600	2,601
1.6%, tender 6/1/17 (a)	8,625	8,634

TOTAL KENTUCKY		48,211

Louisiana - 2.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,350	10,070
5% 6/1/21 (FSA Insured)	5,000	5,651
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 1.019%, tender 4/3/17 (a)	25,000	24,995
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,515	1,747
Series 2014 D1, 5% 12/1/22	1,305	1,512
Series 2015, 5% 5/1/18	1,075	1,120
Series 2016 B:
5% 8/1/22	14,095	16,258
5% 8/1/23	6,250	7,277
Series 2016 D:
5% 9/1/22	6,360	7,343
5% 9/1/24	7,030	8,258
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,690
5% 7/1/22	1,000	1,145
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,124
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,052

TOTAL LOUISIANA		95,242

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,721
5% 7/1/22	1,850	2,133
5% 7/1/24	2,350	2,774

TOTAL MAINE		7,628

Maryland - 2.2%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/26 (d)	3,240	3,907
5% 7/1/27 (d)	3,395	4,111
Series 2017 D:
5% 7/1/23 (d)	3,135	3,692
5% 7/1/24 (d)	3,290	3,920
5% 7/1/25 (d)	3,455	4,149
Maryland Gen. Oblig. Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	5,785
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 1.347%, tender 4/3/17 (a)	13,940	13,947
Series 2013 A:
1.106%, tender 5/15/18(a)	4,515	4,520
1.126%, tender 5/15/18 (a)	7,100	7,109
Series 2015:
5% 7/1/19	400	427
5% 7/1/22	900	1,005
5% 7/1/23	1,000	1,124
5% 7/1/24	2,000	2,254
5% 7/1/25	1,770	2,002
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	17,350

TOTAL MARYLAND		75,302

Massachusetts - 1.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,422
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q2, 5% 7/1/17	1,370	1,384
Series 2016 I:
5% 7/1/21	500	556
5% 7/1/22	600	677
5% 7/1/23	675	770
5% 7/1/24	550	634
5% 7/1/25	500	580
5% 7/1/26	1,000	1,166
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (b)	4,725	5,039
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	32,000	31,667
Series 2004 B, 5.25% 8/1/20	12,700	14,321
Series 2007 C, 5% 8/1/19 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,027
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series 2007 G6, 1.79%, tender 4/6/17 (a)	2,900	2,905
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,769

TOTAL MASSACHUSETTS		67,917

Michigan - 3.4%
Detroit Swr. Disp. Rev. Series 2006 D, 1.269% 7/1/32 (a)	4,070	3,520
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,316
5% 5/1/20	2,635	2,908
5% 5/1/21	2,150	2,429
5% 5/1/22	1,850	2,127
Grand Rapids Pub. Schools:
Series 2016:
4% 5/1/17 (FSA Insured)	500	501
4% 5/1/18 (FSA Insured)	1,950	2,007
5% 5/1/23 (FSA Insured)	1,305	1,511
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	1,000	1,142
5% 5/15/24	550	641
5% 5/15/25	650	762
5% 5/15/26	625	735
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,326
5% 11/15/19	1,000	1,090
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	1,000	1,149
5% 4/15/23	1,350	1,575
5% 4/15/24	1,480	1,740
Michigan Fin. Auth. Rev.:
Bonds 1.1%, tender 8/15/19 (a)	4,250	4,211
Series 2012 A:
5% 6/1/17 (Escrowed to Maturity)	1,410	1,419
5% 6/1/18 (Escrowed to Maturity)	2,430	2,541
Series 2015 A:
5% 8/1/22	2,400	2,755
5% 8/1/23	3,800	4,422
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	3,330	3,666
5% 3/15/21	1,000	1,127
5% 3/15/22	2,330	2,668
5% 3/15/23	4,000	4,635
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,190	1,253
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	1,890	1,895
Series 1999:
0.95%, tender 2/1/18 (a)	130	130
0.95%, tender 2/1/18 (a)	3,865	3,862
Series 2005 A4, 1.625%, tender 11/1/19 (a)	8,025	8,028
Series 2010 F3, 1.4%, tender 6/29/18 (a)	1,900	1,907
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,545	6,602
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	7,195	6,952
Portage Pub. Schools Series 2016:
5% 5/1/23	2,035	2,345
5% 11/1/23	1,365	1,580
5% 5/1/24	1,920	2,235
5% 11/1/24	2,000	2,338
5% 5/1/25	1,125	1,320
5% 11/1/25	1,220	1,436
5% 5/1/26	1,700	2,005
5% 11/1/26	1,180	1,388
5% 11/1/28	1,005	1,168
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,500	1,698
5% 9/1/23	500	582
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,470
5% 11/1/19	2,775	3,023
5% 5/1/20	3,630	3,996
5% 11/1/20	1,745	1,943
5% 5/1/21	4,110	4,617

TOTAL MICHIGAN		118,696

Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,149
5% 1/1/23	1,000	1,167
Series 2014 B:
5% 1/1/21 (b)	2,290	2,550
5% 1/1/22 (b)	2,000	2,266
5% 1/1/23 (b)	1,000	1,149
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,151
5% 1/1/23	1,500	1,755
5% 1/1/24	1,000	1,183

TOTAL MINNESOTA		12,370

Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 1.44% 9/1/17 (a)	2,860	2,862
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	801
Nebraska - 0.0%
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,134
Nevada - 1.3%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (b)(d)	4,000	4,586
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (a)	2,000	1,984
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2016 B, 3% 6/1/18	1,020	1,044
Series 2016, 3% 6/1/17	2,195	2,203
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,135
Series 2012 B, 5% 8/1/20	2,230	2,493
Series 2013 D1:
5% 3/1/23	4,500	5,278
5% 3/1/24	2,700	3,174
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (a)	5,300	5,479
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	6,125	6,053

TOTAL NEVADA		45,429

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/20	2,705	2,850
4% 7/1/21	1,520	1,615
Series 2016:
5% 10/1/21	1,250	1,381
5% 10/1/23	1,675	1,886
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/18	2,500	2,582

TOTAL NEW HAMPSHIRE		10,314

New Jersey - 5.5%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,100	3,355
5% 2/15/21	2,500	2,756
5% 2/15/22	2,500	2,786
5% 2/15/23	2,830	3,177
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,608
Series 2011 EE:
5% 9/1/20	1,350	1,429
5% 9/1/20 (Escrowed to Maturity)	3,650	4,088
Series 2012 II:
5% 3/1/21	6,800	7,187
5% 3/1/22	6,290	6,651
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	8,165	8,751
Series 2013, 5% 3/1/23	6,000	6,351
Series 2014 PP, 5% 6/15/19	17,000	17,901
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	11,000	11,686
5% 6/15/21	11,000	11,758
Series 2016 A:
4% 7/1/18	3,585	3,688
5% 7/1/21	2,200	2,437
5% 7/1/22	6,300	7,049
5% 7/1/23	3,390	3,829
5% 7/1/24	7,915	8,976
New Jersey Gen. Oblig. Series O, 5% 8/1/17	6,940	7,030
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/19 (d)	1,500	1,607
5% 7/1/21 (d)	175	195
5% 7/1/22 (d)	175	197
5% 7/1/23 (d)	610	691
5% 7/1/24	1,005	1,144
5% 7/1/24 (d)	485	552
5% 7/1/24	1,225	1,413
5% 7/1/25 (d)	525	599
5% 7/1/26	175	200
5% 7/1/27	260	294
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2013:
5% 12/1/18 (b)	6,000	6,307
5% 12/1/19 (b)	3,850	4,126
New Jersey Tpk. Auth. Tpk. Rev. Series 2013 A, 5% 1/1/24	4,345	4,990
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	3,870	4,140
Series 2012 AA, 5% 6/15/19	1,500	1,581
Series 2013 A:
5% 12/15/19	6,455	6,864
5% 6/15/20	18,000	19,099
Series 2016 A, 5% 6/15/27	4,050	4,339
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,900	5,318

TOTAL NEW JERSEY		193,149

New Mexico - 0.6%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	11,000	11,008
Series 2011, 1.875%, tender 4/1/20 (a)	6,290	6,295
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,500

TOTAL NEW MEXICO		21,803

New York - 6.4%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	500	571
5% 7/1/24	1,850	2,150
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,150
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	690
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2016 B:
5% 9/1/25	2,800	3,328
5% 9/1/26	1,245	1,486
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,057
New York City Gen. Oblig.:
Series 2008 C, 5.25% 8/1/17	2,280	2,313
Series 2010 F, 5% 8/1/17	8,365	8,478
Series 2011 B, 5% 8/1/17	1,000	1,014
Series 2012 C, 4% 8/1/17	2,740	2,768
Series 2015 C, 5% 8/1/25	1,700	2,021
Series 2015 F1, 3% 6/1/17	14,370	14,420
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 3% 7/15/17	9,565	9,623
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,311
Series 2010 B:
5% 11/1/17	11,740	12,019
5% 11/1/17 (Escrowed to Maturity)	18,260	18,700
Series 2010 D:
5% 11/1/17	8,015	8,205
5% 11/1/17 (Escrowed to Maturity)	2,100	2,149
Series 2012 A:
5% 11/1/17	6,180	6,327
5% 11/1/17 (Escrowed to Maturity)	820	839
5% 11/1/20	4,500	5,068
Series B:
5% 11/1/20	4,255	4,661
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	1,695	1,857
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,447
Series 2012 A, 4% 5/15/20	8,000	8,644
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/20	8,500	9,604
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,111
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,735
Series 2008 B2:
5% 11/15/19	6,185	6,782
5% 11/15/20	5,500	6,189
5% 11/15/21	4,000	4,593
Series 2012 B, 5% 11/15/22	2,000	2,330
Series 2012 D, 5% 11/15/18	2,515	2,673
Series 2012 E:
4% 11/15/19	4,000	4,284
5% 11/15/21	2,435	2,796
Series 2012 F, 5% 11/15/19	5,000	5,483
Series 2014 C, 5% 11/15/21	2,800	3,215
Series 2016 B, 5% 11/15/21	2,200	2,526
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	21,973
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,000
Series 2011 A1:
5% 4/1/17	1,500	1,500
5% 4/1/18	3,500	3,643
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	65	65

TOTAL NEW YORK		222,798

North Carolina - 0.7%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,005
4% 6/1/18	1,280	1,325
4% 6/1/20	1,000	1,077
5% 6/1/19	1,305	1,408
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/18	1,500	1,556
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.4%, tender 6/15/17 (a)(b)	2,150	2,151
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/17	3,220	3,240
5% 6/1/18	3,820	3,991
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	5,000	5,726
5% 1/1/23	1,500	1,742

TOTAL NORTH CAROLINA		23,221

Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	2,000	2,259
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (a)	35,000	38,037
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	3,500	3,521
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	3,800
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	500	582
5% 1/1/20 (FSA Insured)	425	463
5% 1/1/22 (FSA Insured)	1,325	1,495
5% 1/1/24 (FSA Insured)	1,200	1,386
5% 1/1/25 (FSA Insured)	1,250	1,455
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	2,075	2,096
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,397
5% 6/15/23	1,855	2,087
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,860	3,349
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,060
5% 12/1/20	2,205	2,426
5% 12/1/21	2,045	2,285
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/17 (FSA Insured)	1,160	1,167
Ohio Gen. Oblig.:
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,335
Series 2011 A, 5% 8/1/17	3,070	3,112
Series 2012 C, 5% 9/15/21	4,350	4,996
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	650	723
5% 2/15/22	1,100	1,242
5% 2/15/23	2,120	2,423
5% 2/15/24	1,640	1,897
5% 2/15/25	1,710	1,989
5% 2/15/26	1,250	1,462

TOTAL OHIO		92,044

Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/17	450	459
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,922
Series 2004 A, 2.375% 12/1/21	1,350	1,379
Series 2012, 5% 2/15/21	1,600	1,793
Tulsa County Independent School Disctrict #9 Series 2015, 2% 4/1/17	3,000	3,000
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,539

TOTAL OKLAHOMA		15,092

Pennsylvania - 4.7%
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010, 5% 7/1/17	1,255	1,267
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (a)	11,505	11,498
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,214
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,029
4% 10/1/19	660	688
5% 10/1/20	1,260	1,373
Mount Lebanon School District Series 2015, 4% 2/15/18	865	888
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,542
5% 3/1/19	2,310	2,472
5% 3/1/20	2,140	2,330
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,047
5% 7/1/22	1,510	1,520
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 1.2%, tender 5/1/17 (a)(b)	13,600	13,600
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	1,900	2,150
Series 2012, 5% 6/1/18	3,410	3,566
Series 2016:
5% 2/1/21	8,825	9,898
5% 2/1/22	9,265	10,559
5% 2/1/23	9,075	10,472
5% 2/1/24	10,215	11,891
5% 6/1/17	9,000	9,059
5% 8/15/17	18,000	18,272
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	372
5% 12/1/21	275	316
5% 12/1/22	855	997
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	5,000	5,604
Pennsylvania Tpk. Commission Tpk. Rev. Series 2013 A, 1.51% 12/1/17 (a)	6,400	6,399
Philadelphia Gen. Oblig. Series 2011:
5.25% 8/1/17	6,165	6,249
5.25% 8/1/18	5,515	5,801
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	6,796
5% 11/15/18	3,430	3,639
Philadelphia School District Series 2016 D, 5% 9/1/17	1,000	1,014
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,044
5% 6/1/19	200	215
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,375
5% 4/1/20	1,250	1,342
5% 4/1/21	1,000	1,088
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,287

TOTAL PENNSYLVANIA		165,873

Rhode Island - 0.9%
Rhode Island & Providence Plantations Series 2015 A, 4% 8/1/17	5,000	5,051
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A:
5% 5/15/18	1,000	1,037
5% 5/15/19	1,500	1,601
Series 2016:
5% 5/15/20	660	717
5% 5/15/22	2,000	2,239
5% 5/15/23	1,205	1,359
5% 5/15/24	2,350	2,663
5% 5/15/25	5,505	6,254
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,079
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	3,888
5% 6/1/27	1,000	1,101

TOTAL RHODE ISLAND		32,989

South Carolina - 1.8%
Horry County School District (South Carolina Gen. Oblig. Proj.) Series 2016, 5% 3/1/23	3,965	4,665
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,065	2,389
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,292
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,620	3,070
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,440	5,099
5% 12/1/26	1,100	1,249
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,052
5% 12/1/20	1,000	1,095
Series 2012 C, 5% 12/1/17	10,535	10,808
Series 2014 C:
5% 12/1/22	1,100	1,229
5% 12/1/23	5,000	5,599
Series 2015 C, 5% 12/1/18	15,000	15,924
South Carolina Trans. Infrastructure Bank Rev. Series 2012 B, 5% 10/1/17	8,000	8,164

TOTAL SOUTH CAROLINA		62,635

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010, 5% 9/1/17	490	498
Series 2011:
5% 9/1/17	1,100	1,118
5% 9/1/18	1,200	1,264
5% 9/1/19	1,255	1,362
Series 2014 B:
4% 11/1/19	400	425
4% 11/1/20	625	676
4% 11/1/21	500	548
5% 11/1/22	375	433

TOTAL SOUTH DAKOTA		6,324

Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	1,670	1,911
5% 9/1/26	1,835	2,108
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A, 5% 7/1/17	1,100	1,111

TOTAL TENNESSEE		5,130

Texas - 9.4%
Allen Independent School District Series 2013, 4% 2/15/18	1,290	1,325
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,444
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,470
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/17	2,135	2,169
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,077
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	500	557
5% 1/1/22	1,500	1,697
5% 1/1/23	2,450	2,798
5% 1/1/24	3,370	3,878
5% 1/1/26	2,865	3,322
Cypress-Fairbanks Independent School District Bonds Series 2014 B3, 1.05%, tender 8/15/17 (a)	2,025	2,026
Dallas County Gen. Oblig. Series 2016:
5% 8/15/22	3,520	4,095
5% 8/15/23	3,000	3,535
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	2,000	2,190
5% 11/1/20	1,500	1,685
5% 11/1/21	3,000	3,442
5% 11/1/22	5,000	5,824
Series 2014 D, 5% 11/1/23 (b)	1,950	2,253
Dallas Independent School District Bonds:
Series 2016 B2, 4%, tender 2/15/18 (a)	3,970	4,068
Series 2016 B3, 5%, tender 2/15/19 (a)	6,000	6,402
Series 2016 B4, 5%, tender 2/15/20 (a)	7,000	7,614
Series 2016 B5, 5%, tender 2/15/21 (a)	8,000	8,887
Series 2016 B6, 5%, tender 2/15/22 (a)	10,000	11,348
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,695
Dickinson Independent School District Bonds Series 2013, 1.05%, tender 8/1/17 (a)	5,150	5,152
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	2,695	2,842
Harris County Gen. Oblig. Series 2015 A, 4% 10/1/17	2,500	2,539
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (b)	7,380	7,451
Series 2012 A, 5% 7/1/23 (b)	2,000	2,243
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,188
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,279
Series 2010, 5% 5/15/17	3,005	3,019
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	2,829
5% 7/1/18	3,030	3,180
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,480	2,892
North East Texas Independent School District:
Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	3,505	3,448
Series 2007 A, 5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	10,000	10,136
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,750
North Texas Tollway Auth. Rev.:
Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,500	8,517
Series 2016 A, 5% 1/1/26	13,000	15,056
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	7,830	8,110
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	6,225	6,254
1.2%, tender 8/1/17 (a)	28,155	28,180
2%, tender 6/1/21 (a)	12,130	12,227
Plano Independent School District:
Series 2016 A, 5% 2/15/22	2,500	2,886
5% 2/15/18	2,500	2,589
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/17 (b)	2,000	2,040
Round Rock Independent School District Series 2015, 5% 8/1/17	5,000	5,069
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,087
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,111
5% 9/15/21	1,000	1,134
5% 9/15/22	3,440	3,953
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,591
5% 5/15/20	6,000	6,669
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	3,480	3,893
5% 10/1/21	3,000	3,428
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	854
5% 8/15/23	1,000	1,173
Series 2013:
4% 9/1/18	400	416
5% 9/1/19	655	706
5% 9/1/20	915	1,010
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,385	2,561
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,500	1,790
Series 2017 A, 5% 2/15/24	2,000	2,352
5.75% 7/1/18	1,830	1,889
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,100	2,105
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	12,885	14,123
Texas Trans. Commission State Hwy. Fund Rev. Series 2015, 3% 10/1/17	34,000	34,368
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,585	1,870
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,067
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2015 B, 4% 7/1/17	5,625	5,668
Series 2015, 5% 7/1/17	1,985	2,005

TOTAL TEXAS		328,500

Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,108
Virginia - 0.6%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	643
5% 7/15/21	400	445
Fairfax County Gen. Oblig.:
5% 10/1/20	6,710	7,557
5% 10/1/21	3,000	3,458
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,681
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,210	1,387
5% 6/15/25	1,000	1,155
5% 6/15/26	1,715	1,989
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,500	2,505

TOTAL VIRGINIA		21,820

Washington - 1.1%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,505
5% 1/1/21	1,865	2,092
King County Highline School District # 401 Series 2009, 5% 12/1/17	2,950	3,029
Port of Seattle Rev. Series 2016 B:
5% 10/1/20 (b)	2,935	3,273
5% 10/1/21 (b)	2,780	3,158
5% 10/1/22 (b)	2,500	2,874
5% 10/1/23 (b)	3,030	3,521
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,368
4% 1/1/21	2,000	2,185
5% 1/1/20	3,000	3,301
5% 1/1/21	1,770	1,998
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,250

TOTAL WASHINGTON		37,554

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	6,760	6,582
1.9%, tender 4/1/19 (a)	6,285	6,305

TOTAL WEST VIRGINIA		12,887

Wisconsin - 0.5%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,682
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (b)	1,330	1,478
5% 12/1/22 (b)	1,470	1,683
5.25% 12/1/23 (b)	1,540	1,778
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (a)	2,090	2,145
Series 2014:
4% 5/1/18	375	383
4% 5/1/19	285	296
5% 5/1/20	410	443
5% 5/1/21	640	700
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,502
(Thedacare, Inc. Proj.) Series 2010, 5% 12/15/17	1,540	1,583
Series 2012, 5% 10/1/21	1,400	1,594

TOTAL WISCONSIN		17,267

TOTAL MUNICIPAL BONDS
(Cost $3,117,001)		3,126,464

Municipal Notes - 5.7%
Connecticut - 0.1%
New Haven Gen. Oblig. TAN Series 2016, 2.5% 5/18/17	2,600	$2,604
Illinois - 0.2%
Chicago Board of Ed. Participating VRDN Series 17, 1.21% 5/12/17 (Liquidity Facility Barclays Bank PLC) (a)(e)	6,300	6,300
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	2,165	2,182
Massachusetts - 0.1%
Worcester Gen. Oblig. BAN 2.25% 1/23/18	2,687	2,714
New Jersey - 0.9%
Collingswood BAN Series 2017 A, 2.5% 3/22/18	5,035	5,089
East Orange BAN Series 2017 A, 2.5% 3/26/18	11,600	11,730
Hackensack City Tax Appeal Nts BAN Series 2016, 2% 11/6/17	8,900	8,935
New Brunswick Gen. Oblig. BAN Series 2016, 3% 6/6/17	7,723	7,744

TOTAL NEW JERSEY		33,498

New York - 3.8%
Albany Gen. Oblig. BAN Series 2016, 2% 6/30/17	14,600	14,626
Binghamton Gen. Oblig. BAN Series 2016, 2.5% 11/17/17	4,250	4,283
Copiague Union Free School District BAN 2.25% 3/30/18	15,500	15,649
Rockland County Gen. Oblig. TAN Series 2017, 2.5% 3/22/18	2,800	2,828
Sachem Central School District of Holbrook TAN Series 2016, 1.5% 6/29/17	10,400	10,410
Suffolk County Gen. Oblig. TAN Series 2017, 2% 7/26/17	66,600	66,782
Syracuse Gen. Oblig. RAN Series 2016 B, 2% 6/30/17	6,800	6,816
Yonkers Gen. Oblig. BAN Series 2017, 2.25% 11/17/17 (d)	13,675	13,748

TOTAL NEW YORK		135,142

Ohio - 0.2%
Belmont County BAN Series 2016, 1.375% 8/31/17	2,300	2,300
Lakewood Ohio Income Tax Rev. BAN Series 2017, 2% 4/2/18 (d)	6,200	6,249

TOTAL OHIO		8,549

Rhode Island - 0.1%
East Providence Gen. Oblig. TAN 2% 7/27/17	3,100	3,110
Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.18% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)	6,700	6,700
Series 17 ZF 0540, 1.11% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	700	700

TOTAL UTAH		7,400

TOTAL MUNICIPAL NOTES
(Cost $201,540)		201,499
	Shares	Value (000s)

Money Market Funds - 4.8%
Fidelity Municipal Cash Central Fund, 0.90% (f)
(Cost $167,883)	167,905,490	167,895
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $3,486,424)		3,495,858
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,738
NET ASSETS - 100%		$3,501,596

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,949,000 or 0.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$166
Total	$166

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$3,327,963	$--	$3,327,963	$--
Money Market Funds	167,895	167,895	--	--
Total Investments in Securities:	$3,495,858	$167,895	$3,327,963	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $3,486,346,000. Net unrealized appreciation aggregated $9,512,000, of which $31,109,000 related to appreciated investment securities and $21,597,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

March 31, 2017

MIR-QTLY-0517
1.814644.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.8%
	Principal Amount	Value
Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/35	$555,000	$597,213
5% 12/1/46	2,000,000	2,124,100
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	1,000,000	1,122,800
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,316,717

TOTAL GUAM		5,160,830

Michigan - 94.0%
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	737,000	799,490
Battle Creek School District Series 2016:
5% 5/1/35	2,240,000	2,493,658
5% 5/1/36	1,500,000	1,664,940
5% 5/1/37	1,175,000	1,302,288
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,154,810
5% 11/1/26	1,000,000	1,149,930
5% 11/1/27	700,000	801,556
5% 11/1/28	250,000	284,718
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,900,449
5% 5/1/29	1,250,000	1,432,850
5% 5/1/30	1,250,000	1,424,175
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	970,000	1,035,029
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,744,613
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,132,390
5% 5/1/33	1,000,000	1,126,800
5% 5/1/34	1,075,000	1,206,193
5% 5/1/35	775,000	866,520
Series 2016:
5% 5/1/25	1,420,000	1,670,076
5% 5/1/27	555,000	652,214
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,715,940
5% 5/1/28	1,745,000	2,008,373
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,928,800
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,551,650
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,078,823
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,400,000	1,482,362
Series 2006, 5% 7/1/36	10,000	10,028
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	2,700,000	3,046,140
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,195,000
5% 10/1/22 (FSA Insured)	2,645,000	2,930,634
5% 10/1/26 (FSA Insured)	4,850,000	5,253,229
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,021,530
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,520,278
5% 5/1/26 (FSA Insured)	1,385,000	1,623,400
5% 5/1/27 (FSA Insured)	1,425,000	1,659,028
Ferris State Univ. Rev. Series 2016, 5% 10/1/41	2,000,000	2,223,380
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,719,119
5% 5/1/19	1,375,000	1,474,564
5% 5/1/20	1,575,000	1,733,398
5% 5/1/21	1,575,000	1,772,017
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,662,221
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,358,875
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,540,307
Grand Rapids Cmnty. College Series 2008, 5% 5/1/19 (FSA Insured)	1,315,000	1,368,928
Grand Rapids San. Swr. Sys. Rev.:
Series 2012, 5% 1/1/37	1,250,000	1,381,538
Series 2014:
5% 1/1/27	1,300,000	1,513,499
5% 1/1/29	800,000	922,224
5% 1/1/30	2,000,000	2,293,560
Series 2016, 5% 1/1/37	1,250,000	1,412,150
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	289,425
5% 1/1/32	320,000	368,333
5% 1/1/33	550,000	629,888
5% 1/1/34	500,000	570,160
5% 1/1/35	920,000	1,045,332
5% 1/1/36	385,000	436,193
5% 1/1/41	2,190,000	2,466,991
5% 1/1/46	800,000	893,464
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,166,100
Series 2014 A, 5% 7/1/47	1,400,000	1,506,288
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	512,060
Series 2008, 5% 12/1/33 (Pre-Refunded to 6/1/18 @ 100)	5,000,000	5,232,100
Series 2014 B:
5% 12/1/25	500,000	580,165
5% 12/1/26	1,900,000	2,203,202
5% 12/1/28	1,800,000	2,072,448
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/31	7,000,000	7,781,480
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	500,000	520,270
5.25% 5/1/21 (Pre-Refunded to 5/1/18 @ 100)	2,000,000	2,091,740
5.25% 5/1/24 (Pre-Refunded to 5/1/18 @ 100)	2,100,000	2,196,327
Hudsonville Pub. Schools:
4% 5/1/24	1,220,000	1,326,067
4% 5/1/25	500,000	539,660
5% 5/1/20	1,000,000	1,100,890
5% 5/1/22	600,000	685,470
5.25% 5/1/41	1,750,000	1,948,835
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,976,439
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,503,575
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	780,000	890,175
5% 5/15/29	2,500,000	2,840,425
5% 5/15/30	3,410,000	3,845,696
Kalamazoo Pub. Schools 5% 5/1/17 (FSA Insured)	1,595,000	1,599,562
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,501,372
5% 1/1/29	4,390,000	5,167,864
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,743,300
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,090,520
4% 5/1/22	1,000,000	1,091,460
L'Anse Creuse Pub. Schools Series 2012:
5% 5/1/22	1,500,000	1,684,500
5% 5/1/23	1,500,000	1,681,365
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,214,659
5% 5/1/25	3,275,000	3,851,760
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,696,750
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,299,620
5% 5/1/25	1,540,000	1,753,798
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (Pre-Refunded to 5/1/18 @ 100)	1,350,000	1,408,334
5% 5/1/20 (Pre-Refunded to 5/1/18 @ 100)	1,425,000	1,486,574
5% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	1,395,000	1,455,278
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,522,072
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,313,421
5% 5/1/29	1,430,000	1,622,821
5% 5/1/31	500,000	560,330
5% 5/1/32	1,000,000	1,115,710
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	897,554
5% 7/1/30	900,000	1,030,194
5% 7/1/31	780,000	887,484
5% 7/1/32	1,000,000	1,130,980
5% 7/1/33	705,000	793,160
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	7,939,403
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,189,000
Series 2016:
6% 10/15/38	165,000	176,484
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	1,805,000	1,940,050
Series IA:
5.375% 10/15/41	3,000,000	3,387,600
5.5% 10/15/45	10,000,000	11,154,100
5% 4/15/33	5,000,000	5,611,450
5% 4/15/38	3,000,000	3,315,300
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,256,705
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,372,550
5% 1/1/40	3,000,000	3,215,850
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,105,910
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	3,000,000	3,356,010
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	145,209
Series 2012 B, 5% 7/1/22	520,000	529,199
Series 2012:
5% 11/15/24	660,000	752,545
5% 11/15/25	1,000,000	1,132,340
5% 11/1/26	6,425,000	7,195,229
5% 11/15/26	800,000	900,512
5% 11/15/36	6,200,000	6,722,412
5% 11/1/42	2,000,000	2,145,400
5% 11/15/42	3,120,000	3,366,324
Series 2013:
5% 10/1/25	1,255,000	1,457,582
5% 8/15/30	4,105,000	4,544,481
Series 2014 H1:
5% 10/1/22	1,000,000	1,125,890
5% 10/1/25	2,250,000	2,597,108
5% 10/1/39	8,600,000	9,395,930
Series 2014:
5% 6/1/25	1,000,000	1,158,580
5% 6/1/26	700,000	803,607
5% 6/1/27	700,000	798,231
Series 2015 C:
5% 7/1/26	570,000	640,686
5% 7/1/27	1,215,000	1,357,301
5% 7/1/28	1,500,000	1,666,560
5% 7/1/35	1,000,000	1,076,820
Series 2015 D1:
5% 7/1/34	1,250,000	1,384,075
5% 7/1/35	500,000	551,370
Series 2015:
5% 11/15/26	2,250,000	2,608,650
5% 11/15/27	3,500,000	4,022,305
5% 11/15/28	1,855,000	2,117,427
Series 2016 A, 5% 11/1/44	6,190,000	6,747,843
Series 2016:
5% 1/1/29	1,000,000	1,145,250
5% 1/1/30	1,000,000	1,135,410
5% 1/1/31	1,125,000	1,270,935
5% 1/1/32	1,895,000	2,123,992
5% 1/1/33	1,915,000	2,135,665
5% 1/1/34	1,385,000	1,537,973
5% 11/15/41	5,700,000	6,146,139
5.25% 12/1/41	4,000,000	4,527,360
5% 12/1/27	1,090,000	1,198,215
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	11,290
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	6,890,000	7,255,377
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,138,347
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,010,910
(Sparrow Hosp. Obligated Group Proj.) Series 2007, 5% 11/15/17	535,000	547,931
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (b)	6,200,000	6,222,692
Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,500,000	5,547,905
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,309,757
Series 2016:
5% 11/15/46	3,500,000	3,895,010
5% 11/15/47	18,000,000	20,015,990
5% 11/15/18	500,000	512,490
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,225,000	1,255,907
5% 11/15/19	290,000	296,777
5% 11/15/19 (Pre-Refunded to 11/15/17 @ 100)	710,000	727,913
5% 11/15/20	575,000	588,651
5% 11/15/20 (Pre-Refunded to 11/15/17 @ 100)	1,425,000	1,460,953
5% 11/15/31	1,450,000	1,479,479
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	870,000	945,647
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	177,730
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	420,570
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,257,143
Michigan Strategic Fund Ltd. Oblig. Rev. (Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,098,623
Michigan Trunk Line Fund Rev. Series 2011, 5% 11/15/36	2,000,000	2,229,360
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,111,077
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,318,040
5% 3/1/25	1,225,000	1,379,399
5% 3/1/26	1,290,000	1,451,947
5% 3/1/37	4,000,000	4,320,600
Series 2013 A:
5% 3/1/25	995,000	1,130,181
5% 3/1/26	1,620,000	1,835,330
5% 3/1/27	815,000	922,857
5% 3/1/38	2,900,000	3,144,673
Series 2014:
5% 3/1/28	335,000	380,975
5% 3/1/29	525,000	593,534
5% 3/1/39	3,000,000	3,275,760
Series 2016:
5% 3/1/41	3,000,000	3,324,720
5% 3/1/47	5,000,000	5,517,100
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	1,010,000	1,056,329
5.25% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,135,000	1,187,062
Plainwell Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	1,885,000	1,966,451
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,043,210
Portage Pub. Schools Series 2016:
5% 11/1/32	2,500,000	2,839,200
5% 11/1/34	1,250,000	1,408,100
5% 11/1/35	1,300,000	1,459,016
5% 11/1/39	755,000	841,115
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,148,078
5% 5/1/38 (FSA Insured)	1,000,000	1,029,490
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,451,230
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,562,497
5% 5/1/29	1,625,000	1,885,618
5% 5/1/30	1,700,000	1,959,505
5% 5/1/31	1,500,000	1,718,745
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	912,280
5% 5/1/25	1,000,000	1,180,100
5% 5/1/26	1,385,000	1,624,508
5% 5/1/24	570,000	666,666
5% 5/1/25	1,640,000	1,935,364
5% 5/1/26	1,715,000	2,011,575
5% 5/1/27	1,795,000	2,096,865
5% 5/1/28	1,885,000	2,191,595
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,133,373
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	3,768,630
Series 2014 D:
5% 9/1/26	1,000,000	1,137,240
5% 9/1/27	1,175,000	1,328,385
5% 9/1/28	1,870,000	2,101,656
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,376,700
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,695,539
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,091,000
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,815,660
5% 5/1/24	3,200,000	3,724,608
5% 5/1/25	2,355,000	2,756,645
Univ. of Michigan Rev.:
Series 2015, 5% 4/1/46	5,000,000	5,694,050
Series 2017 A, 5% 4/1/42	5,000,000	5,778,150
Warren Consolidated School District Series 2016:
4% 5/1/17	1,250,000	1,252,663
5% 5/1/23	810,000	925,376
5% 5/1/33	5,410,000	6,035,991
5% 5/1/34	5,630,000	6,253,691
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,253,408
5% 12/1/25	5,120,000	5,802,547
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,613,800
5% 12/1/22 (a)	5,260,000	5,841,703
Series 2012 A:
5% 12/1/22	2,220,000	2,529,779
5% 12/1/23	2,300,000	2,598,839
Series 2014 C:
5% 12/1/29 (a)	720,000	788,911
5% 12/1/31 (a)	860,000	932,713
5% 12/1/34 (a)	1,655,000	1,771,016
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	8,925,651
Series 2015 F, 5% 12/1/27 (a)	4,810,000	5,378,831
Series 2015 G:
5% 12/1/35	5,435,000	5,987,794
5% 12/1/36	5,760,000	6,327,936
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	4,798,883
5% 5/1/26	2,000,000	2,222,720
Series 2014 1:
5% 5/1/30	725,000	816,278
5% 5/1/32	500,000	557,885
5% 5/1/34	900,000	995,787
5% 5/1/35	250,000	275,613
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/17	45,000	46,119
5% 11/15/25	320,000	372,714
5% 11/15/26	400,000	462,604
5% 11/15/28	650,000	745,953
5% 11/15/29	750,000	849,188
5% 11/15/30	855,000	961,892
5% 11/15/31	700,000	782,488
Series 2015 A:
5% 11/15/26	1,000,000	1,165,720
5% 11/15/28	2,505,000	2,861,311
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,153,711
5% 5/1/38	5,670,000	6,288,881
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,470,056
5% 5/1/30	1,550,000	1,731,908
5% 5/1/32	1,750,000	1,932,438
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,144,730
5% 5/1/28 (FSA Insured)	500,000	568,905
5% 5/1/29 (FSA Insured)	1,000,000	1,130,930
5% 5/1/30 (FSA Insured)	1,000,000	1,124,110

TOTAL MICHIGAN		610,618,654

TOTAL MUNICIPAL BONDS
(Cost $607,902,079)		615,779,484

Municipal Notes - 2.8%
Michigan - 2.8%
JPMorgan Chase Participating VRDN Series Putters 5010, 1.01% 4/3/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,500,000	$5,500,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.95% 4/7/17, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.99% 4/3/17, LOC Comerica Bank, VRDN (b)	2,400,000	2,400,000
Univ. of Michigan Rev. Series 2012 D1, 0.76% 4/3/17, VRDN (b)	9,535,000	9,535,000
TOTAL MUNICIPAL NOTES
(Cost $18,435,000)		18,435,000
TOTAL INVESTMENT PORTFOLIO - 97.6%
(Cost $626,337,079)		634,214,484
NET OTHER ASSETS (LIABILITIES) - 2.4%		15,317,084
NET ASSETS - 100%		$649,531,568

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $626,313,196. Net unrealized appreciation aggregated $7,901,288, of which $16,325,196 related to appreciated investment securities and $8,423,908 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

March 31, 2017

MNF-QTLY-0517
1.814649.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.7%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	800,000	889,320
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$800,000	$811,784
6.25% 10/1/34 (a)	850,000	954,380
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,226,401

TOTAL GUAM		3,881,885

Minnesota - 98.0%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	930,379
5% 2/1/24	1,110,000	1,294,382
5% 2/1/25	1,015,000	1,179,430
5% 2/1/26	1,220,000	1,406,867
5% 2/1/27	1,285,000	1,468,845
5% 2/1/28	1,345,000	1,529,332
5% 2/1/29	1,415,000	1,595,809
5% 2/1/34	1,800,000	1,983,168
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,365,000	4,398,872
Chaska Elec. Rev.:
Series 2015 A:
5% 10/1/27	1,665,000	1,951,030
5% 10/1/29	785,000	908,253
5% 10/1/26	1,000,000	1,179,260
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.) Series 2012 A:
5% 2/1/19	4,090,000	4,376,914
5% 2/1/22	4,975,000	5,731,897
(Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,647,618
5% 2/1/31	3,600,000	4,209,048
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,567,431
5% 2/1/31	1,245,000	1,439,008
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	894,280
5% 11/1/25	250,000	284,728
5% 11/1/26	500,000	563,310
5% 11/1/27	400,000	446,928
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/28	1,660,000	1,980,878
5% 2/1/30	1,235,000	1,453,434
5% 2/1/31	1,495,000	1,741,570
5% 2/1/32	2,130,000	2,466,923
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/18	1,235,000	1,265,591
5% 3/1/30	2,535,000	2,610,568
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,086,168
5% 12/1/40	7,200,000	8,340,192
Series 2016 B, 5% 12/1/31	1,135,000	1,353,408
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24 (Pre-Refunded to 12/15/17 @ 100)	1,000,000	1,029,020
Jordan Ind. School District Series 2014 A:
5% 2/1/28	1,000,000	1,158,120
5% 2/1/29	1,000,000	1,156,340
5% 2/1/30	1,245,000	1,436,693
Lakeville Independent School District #194 Series 2012 D, 5% 2/1/20	1,570,000	1,733,202
Maple Grove Health Care Facilities Series 2015:
4% 9/1/35	1,250,000	1,226,000
5% 9/1/28	695,000	779,463
5% 9/1/30	1,500,000	1,659,120
5% 9/1/31	1,300,000	1,428,973
5% 9/1/32	1,000,000	1,093,150
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5.25% 5/1/24	1,500,000	1,503,585
5.25% 5/1/25	2,000,000	2,004,620
5.25% 5/1/28	3,720,000	3,727,924
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27 (b)	1,250,000	1,495,075
5% 11/15/28 (b)	2,730,000	3,236,169
5% 11/15/29 (b)	1,000,000	1,179,650
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,288,000
Series 2010 A, 5.25% 8/15/25	1,000,000	1,109,240
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	539,705
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,403,650
5% 1/1/27	1,500,000	1,683,660
Series 2014 A:
5% 1/1/26	3,015,000	3,502,013
5% 1/1/28	4,000,000	4,619,160
5% 1/1/29	2,150,000	2,474,177
5% 1/1/30	2,000,000	2,296,220
5% 1/1/31	6,020,000	6,875,623
Series 2016 A:
5% 1/1/30	4,000,000	4,737,920
5% 1/1/31	2,350,000	2,759,464
5% 1/1/32	2,900,000	3,383,894
Series 2016 D:
5% 1/1/23 (a)	670,000	769,823
5% 1/1/27 (a)	175,000	207,120
5% 1/1/28 (a)	215,000	246,184
5% 1/1/29 (a)	225,000	256,626
5% 1/1/30 (a)	225,000	255,022
5% 1/1/31 (a)	200,000	225,270
5% 1/1/32 (a)	200,000	223,692
5% 1/1/33 (a)	220,000	244,528
5% 1/1/34 (a)	225,000	248,918
5% 1/1/35 (a)	225,000	249,111
5% 1/1/36 (a)	220,000	242,440
5% 1/1/37 (a)	250,000	275,070
5% 1/1/41 (a)	725,000	793,991
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	990,063
5% 11/15/28	1,000,000	1,155,680
5% 11/15/29	1,000,000	1,148,300
5% 11/15/30	1,000,000	1,142,600
5% 11/15/31	3,665,000	4,166,848
5% 11/15/32	2,200,000	2,487,078
6.5% 11/15/38	2,960,000	3,169,568
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	540,000	586,705
Minneapolis Spl. School Dis Series B, 5% 2/1/28	1,100,000	1,349,986
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,256,502
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Pre-Refunded to 6/1/19 @ 100)	2,220,000	2,403,394
5% 6/1/21 (Pre-Refunded to 6/1/19 @ 100)	2,000,000	2,165,220
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,027,613
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,814,114
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,742,075
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,737,642
Minnesota Gen. Oblig.:
Series 2010 A, 5% 8/1/27	5,000,000	5,552,950
Series 2010 D:
5% 8/1/21	1,000,000	1,119,910
5% 8/1/22	5,000,000	5,589,150
5% 8/1/23	10,000,000	11,167,900
Series 2011 B:
5% 10/1/24	2,500,000	2,869,100
5% 10/1/30	3,000,000	3,414,990
Series 2013 A, 5% 8/1/25	3,780,000	4,467,469
Series 2013 D, 5% 10/1/23	1,100,000	1,311,695
Series 2015 A, 5% 8/1/33	1,900,000	2,222,164
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	55,000	55,732
5% 8/1/24	4,780,000	5,595,229
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	257,033
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,061,980
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,435,355
5% 10/1/23	1,000,000	1,082,120
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,586,268
5% 10/1/19	1,000,000	1,053,270
(Univ. of St. Thomas Proj.) Series Seven-A, 5% 10/1/39	1,650,000	1,770,434
Series 2015 8J, 5% 3/1/24	1,000,000	1,178,460
Series 8 L:
5% 4/1/28	920,000	1,079,859
5% 4/1/29	1,000,000	1,165,980
5% 4/1/35	500,000	564,405
Series Eight J, 5% 3/1/26	1,015,000	1,193,589
Series G8, 5% 12/1/31	1,000,000	1,145,680
Series Seven-Q:
5% 10/1/17	495,000	503,356
5% 10/1/18	400,000	418,600
5% 10/1/19	780,000	835,357
5% 10/1/20	1,140,000	1,243,421
5% 3/1/21	940,000	942,500
5% 3/1/22	1,030,000	1,032,740
5% 3/1/27	500,000	585,630
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,172,870
5% 8/1/30	1,000,000	1,168,480
5% 8/1/31	1,000,000	1,162,660
5% 8/1/32	1,000,000	1,151,850
5% 8/1/33	1,000,000	1,146,120
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2007, 5.25% 10/1/22	1,000,000	1,020,130
Series 2014 A:
5% 10/1/25	200,000	234,850
5% 10/1/26	830,000	970,295
Series 2014:
5% 10/1/26	630,000	736,489
5% 10/1/27	750,000	873,990
5% 10/1/30	1,000,000	1,146,240
Series 2016:
4% 10/1/41	1,000,000	1,041,710
5% 10/1/32	1,500,000	1,730,070
5% 10/1/33	400,000	458,872
5% 10/1/35	400,000	455,012
5% 10/1/36	1,000,000	1,134,040
5% 10/1/47	2,000,000	2,252,480
Minnesota Pub. Facilities Auth. Rev.:
Series 2016 A, 5% 3/1/29	5,000,000	5,974,700
5% 3/1/30	5,150,000	6,113,308
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2009 A:
4% 10/1/18	1,490,000	1,556,350
4% 10/1/19	1,550,000	1,656,501
4% 10/1/20	1,580,000	1,683,743
Series 2011 A, 5% 10/1/30	1,495,000	1,689,380
Series 2013 A:
4% 10/1/18	2,210,000	2,308,411
4% 10/1/19	2,300,000	2,458,033
4% 10/1/20	2,385,000	2,595,429
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	14,689,207
5% 3/1/28	4,275,000	4,884,230
5% 3/1/29	2,250,000	2,567,250
5% 6/1/27	5,000,000	5,836,200
5% 6/1/38	5,000,000	5,587,850
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,202,429
5% 1/1/20	2,100,000	2,306,577
Series 2013 A:
5% 1/1/23	850,000	994,118
5% 1/1/24	650,000	750,633
5% 1/1/25	975,000	1,120,265
5% 1/1/31	1,740,000	1,941,562
Series 2016:
5% 1/1/28	500,000	584,725
5% 1/1/29	620,000	720,366
5% 1/1/30	520,000	599,404
5% 1/1/31	350,000	400,838
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,180,000	3,271,457
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/20	1,635,000	1,804,958
5% 2/1/21	1,350,000	1,530,239
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	663,691
5% 12/1/27	275,000	319,465
5% 12/1/28	275,000	318,546
5% 12/1/43	1,000,000	1,123,020
Series 2017 A:
5% 12/1/42	1,100,000	1,262,316
5% 12/1/47	1,000,000	1,140,430
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,332,400
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	655,831
5% 7/1/18	685,000	714,736
5% 7/1/21	790,000	886,862
5% 7/1/22	350,000	399,536
5% 7/1/24	300,000	345,309
5% 7/1/27	245,000	277,146
5% 7/1/28	225,000	253,557
5% 7/1/33	1,225,000	1,350,942
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (c)	2,475,000	2,586,029
Series B, 4%, tender 11/15/18 (c)	3,000,000	3,134,580
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (c)	1,100,000	1,236,543
Series 2016 B, 5% 11/15/35	4,000,000	4,914,680
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,233,842
Series 2016 A:
5% 5/1/29	1,000,000	1,157,800
5% 5/1/30	1,000,000	1,149,230
5% 5/1/31	1,000,000	1,141,590
5% 5/1/46	5,000,000	5,517,200
5.125% 5/1/30	310,000	337,271
5.125% 5/1/30 (Pre-Refunded to 5/1/20 @ 100)	4,695,000	5,244,644
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27	2,515,000	2,799,220
5% 11/15/29	1,750,000	1,920,450
5% 11/15/30	1,585,000	1,727,159
Saint Paul Port Auth. Lease Rev. Series 2013, 5% 12/1/21	4,900,000	5,630,198
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,169,220
5% 11/1/28	1,000,000	1,158,770
Sartell Independent School District 748:
Series 2016 A, 5% 2/1/27	1,825,000	2,161,512
Series 2016 B, 5% 2/1/26	1,500,000	1,788,375
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,176,180
5% 9/1/24	1,000,000	1,156,330
5% 9/1/25	1,345,000	1,543,576
5% 9/1/26	1,575,000	1,793,957
5% 9/1/28	1,000,000	1,126,240
5% 9/1/34	1,040,000	1,138,831
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,129,520
Series 2013 A, 5% 2/1/19	2,940,000	3,146,241
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	6,059,097
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,683,736
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,486,519
Series 2009 A, 5.5% 1/1/24 (Pre-Refunded to 1/1/19 @ 100)	500,000	538,230
Series 2015 A:
5% 1/1/28	1,000,000	1,171,140
5% 1/1/34	1,695,000	1,914,875
5% 1/1/36	1,000,000	1,122,450
5% 1/1/41	1,000,000	1,116,030
0% 1/1/18 (AMBAC Insured)	125,000	123,918
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	535,000	540,917
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A, 5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,146,599
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,287,790
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,231,360
Series 2015 A:
5% 7/1/29	5,000,000	5,713,200
5% 7/1/30	5,000,000	5,678,050
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	214,892
5.125% 4/1/34	1,000,000	1,071,990
5.25% 4/1/29	1,000,000	1,078,540
Series 2009 C, 5% 12/1/21	1,000,000	1,081,050
Series 2011 D:
5% 12/1/23	1,180,000	1,357,566
5% 12/1/26	1,020,000	1,172,000
5% 12/1/36	2,085,000	2,357,718
Series 2016:
5% 4/1/37	2,125,000	2,441,434
5% 4/1/41	6,000,000	6,863,040
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,956,003
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,387,504
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	441,373
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,873,398
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,771,150
5% 1/1/27	2,150,000	2,475,338
5% 1/1/30	1,000,000	1,142,610
Series 2014 A:
5% 1/1/31	1,750,000	1,989,470
5% 1/1/35	1,595,000	1,785,156
5% 1/1/40	1,500,000	1,658,595
5% 1/1/46	11,270,000	12,411,426
Series 2015 A, 5% 1/1/31	1,820,000	2,103,975

TOTAL MINNESOTA		516,284,295

TOTAL MUNICIPAL BONDS
(Cost $509,796,427)		520,166,180
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $509,796,427)		520,166,180
NET OTHER ASSETS (LIABILITIES) - 1.3%		6,984,335
NET ASSETS - 100%		$527,150,515

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2017 the cost of investment securities for income tax purposes was $509,796,427. Net unrealized appreciation aggregated $10,369,753, of which $14,955,793 related to appreciated investment securities and $4,586,040 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

March 31, 2017

HIY-QTLY-0517
1.815010.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 5% 3/1/32	3,500	3,935
Montgomery Med. Clinic Facilities:
4% 3/1/36	$500	$485
5% 3/1/33	4,000	4,279
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	3,000	3,199

TOTAL ALABAMA		11,898

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	10,800	12,065
Arizona - 1.5%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	2,825
5.25% 10/1/20 (FSA Insured)	8,000	8,761
5.25% 10/1/26 (FSA Insured)	2,570	2,811
5.25% 10/1/28 (FSA Insured)	8,345	9,122
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 1.479%, tender 1/1/37 (a)	3,000	2,621
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	2,600	2,800
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,657
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/32	10,000	11,496
5% 1/1/33	6,000	6,854
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	740	699
6% 1/1/48 (b)	2,630	2,499
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,916
Phoenix Civic Impt. Board Arpt. Rev. Series 2013, 5% 7/1/22 (c)	1,000	1,137
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,140
5% 7/1/23	2,000	2,279
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	965	1,098
5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100)	535	611
Series 2012 A:
5% 7/1/24	1,140	1,316
5% 7/1/26	1,000	1,153
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,995
5.5% 12/1/29	7,900	9,549
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	925
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,528

TOTAL ARIZONA		82,792

California - 11.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,082
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,683
Antelope Valley Healthcare District Rev. Series 2016 A:
5% 3/1/26	3,305	3,450
5% 3/1/31	7,165	7,216
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,120	8,298
Series B, 2.85%, tender 4/1/25 (a)	6,640	6,784
Series C, 2.1%, tender 4/1/22 (a)	6,195	6,221
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,918
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,313
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
Series 2016, 5% 9/1/29	2,580	3,049
5% 3/1/19 (Pre-Refunded to 3/1/18 @ 100)	1,800	1,867
5% 8/1/19 (Pre-Refunded to 2/1/17 @ 100)	1,720	1,725
5% 8/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,070	1,073
5% 10/1/22	2,300	2,511
5% 11/1/24	1,600	1,636
5% 9/1/26	13,000	15,757
5% 8/1/29	6,535	7,719
5.25% 12/1/33	160	160
5.25% 4/1/35	12,000	13,659
5.25% 3/1/38	2,960	3,059
5.25% 3/1/38 (Pre-Refunded to 3/1/18 @ 100)	6,040	6,279
5.25% 11/1/40	3,200	3,590
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,551
5.6% 3/1/36	2,550	2,845
5.75% 4/1/31	5,020	5,483
6% 3/1/33	19,390	21,903
6% 4/1/38	19,600	21,444
6% 11/1/39	10,020	11,226
6.5% 4/1/33	3,150	3,484
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	10,000	10,833
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,385
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,721
5% 6/1/28	6,175	7,062
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,525
5% 3/1/22	1,695	1,700
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	2,825	3,117
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,346
5.25% 10/1/26	5,000	5,738
Series 2012 A:
5% 4/1/25	4,700	5,366
5% 4/1/26	13,495	15,436
Series 2012 G, 5% 11/1/25	4,000	4,611
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	4,100	4,705
5% 12/1/23	7,355	8,437
Series 2009 G1, 5.75% 10/1/30	2,500	2,747
Series 2009 I:
6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	1,600	1,804
6.375% 11/1/34 (Pre-Refunded to 11/1/19 @ 100)	4,600	5,215
Series 2010 A, 5.75% 3/1/30	4,900	5,468
California Statewide Cmntys. Dev. Auth. Rev. (Sutter Health Proj.) Series 2011 A, 6% 8/15/42	6,880	7,811
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,316
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,596
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,403
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/21 (d)	1,910	2,147
5% 6/1/22 (d)	2,670	3,048
5% 6/1/23 (d)	3,050	3,515
5% 6/1/24 (d)	1,715	1,991
Long Beach Unified School District Series 2009:
5.5% 8/1/28	235	258
5.5% 8/1/29	125	137
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,003
5% 9/1/19 (AMBAC Insured)	2,545	2,552
Los Angeles Dept. Arpt. Rev. Series 2016 B:
5% 5/15/28 (c)	1,175	1,366
5% 5/15/29 (c)	1,000	1,155
5% 5/15/30 (c)	1,000	1,147
5% 5/15/31 (c)	1,100	1,254
5% 5/15/34 (c)	1,750	1,965
5% 5/15/35 (c)	1,750	1,958
5% 5/15/36 (c)	2,000	2,231
Los Angeles Hbr. Dept. Rev. Series 2016 B:
5% 8/1/30	2,500	2,987
5% 8/1/31	1,000	1,187
5% 8/1/32	3,000	3,541
5% 8/1/33	2,450	2,876
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,103
5% 3/1/27	2,000	2,264
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,325	4,742
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,220
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,915
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,350
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,266
Oakland Gen. Oblig. Series 2012:
5% 1/15/26	4,535	5,096
5% 1/15/28	4,345	4,871
5% 1/15/29	5,370	6,011
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/25 (FSA Insured)	2,400	2,898
5% 8/1/26	1,025	1,233
5% 8/1/27 (FSA Insured)	1,160	1,387
5% 8/1/29	1,750	2,070
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,478
5% 2/1/24	8,200	9,329
Palomar Health Rev. Series 2016:
5% 11/1/30	3,000	3,254
5% 11/1/31	1,125	1,213
Port of Oakland Rev. Series 2012 P:
5% 5/1/23 (c)	6,455	7,285
5% 5/1/24 (c)	9,900	11,152
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,707
Series B:
0% 8/1/37	7,800	3,365
0% 8/1/39	20,100	7,861
Poway Unified School District Pub. Fing.:
5% 9/1/26	1,275	1,433
5% 9/1/29	2,650	2,897
5% 9/1/31	1,200	1,303
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,200	3,068
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	2,570	2,827
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,612
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,009
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	11,978
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	3,600	1,859
Series 2008 E, 0% 7/1/47 (e)	7,400	4,110
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (c)	12,800	13,926
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,578
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,335
5% 6/1/30	16,190	18,555
5% 6/1/31	5,785	6,609
San Jose Int'l. Arpt. Rev. Series 2017 A, 5% 3/1/19 (c)(d)	7,720	8,254
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,798
Series 2010 B, 0% 8/1/47	18,400	4,670
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	4,173
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,658
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,688
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,333
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,378
Univ. of California Revs. Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	390	424
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,368
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,195
5% 7/1/27	1,840	1,850
Series 2009 A, 5.75% 7/1/24	1,750	1,869
Series 2010 A, 5.5% 7/1/38	3,815	4,116
West Contra Costa Unified School District Series 2012:
5% 8/1/24	3,625	4,199
5% 8/1/25	10,000	11,551

TOTAL CALIFORNIA		599,473

Colorado - 0.8%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,500	1,502
5% 9/1/46	6,000	6,590
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,496
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,132
5% 9/1/22	1,500	1,524
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	8,845	9,363
Series 2017C-2, 5%, tender 3/1/22 (a)	6,640	7,530
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	11,291
Series 2010 C, 5.375% 9/1/26	1,000	1,075

TOTAL COLORADO		45,503

Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 K, 4% 7/1/46	7,315	7,277
New Britain Gen. Oblig. Series 2017 C:
5% 3/1/29 (FSA Insured)	1,070	1,238
5% 3/1/30 (FSA Insured)	2,875	3,303
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/18 (FSA Insured)	2,840	2,977
5% 8/15/21 (FSA Insured)	1,400	1,552
5% 8/15/24 (FSA Insured)	2,805	3,197

TOTAL CONNECTICUT		19,544

District Of Columbia - 0.5%
District of Columbia Rev. Series B, 4.75% 6/1/32	2,200	2,369
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	7,522
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	7,140
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2014 A:
5% 10/1/23 (c)	2,715	3,147
5% 10/1/24 (c)	7,000	8,178

TOTAL DISTRICT OF COLUMBIA		28,356

Florida - 12.6%
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,644
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	2,000	2,355
5% 7/1/26	1,000	1,172
5% 7/1/28	1,745	2,020
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	5,215	5,966
Series A:
5% 10/1/28 (c)	2,500	2,842
5% 10/1/30 (c)	3,500	3,935
5% 10/1/31 (c)	2,000	2,237
5% 10/1/32 (c)	2,400	2,672
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/23	21,020	24,073
5% 7/1/27	5,695	6,471
Series 2015 A:
5% 7/1/24	1,915	2,240
5% 7/1/26	7,200	8,462
Series 2015 B:
5% 7/1/24	1,940	2,269
5% 7/1/25	2,355	2,793
Series 2016, 5% 7/1/32	1,770	2,028
Citizens Property Ins. Corp.:
Series 2011 A1:
5% 6/1/19	1,715	1,855
5% 6/1/20	3,000	3,320
Series 2012 A1, 5% 6/1/21	8,400	9,515
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	27,642
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/32	12,225	13,798
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/24	6,600	7,533
Series 2011 F, 5% 6/1/23	6,070	6,923
Series A, 5.5% 6/1/38	2,000	2,118
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.) 5% 10/1/17	2,130	2,137
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,371
5% 7/1/18	3,320	3,330
Florida Gen. Oblig. Series 2011 B, 5% 7/1/23	10,175	11,583
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,400	5,875
Series 2015 C:
5% 10/1/30	3,270	3,567
5% 10/1/40	1,000	1,060
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,835	2,136
5% 10/1/31	2,005	2,321
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,538
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	3,000	3,373
Series 2015 B:
5% 10/1/28	1,000	1,164
5% 10/1/30	1,800	2,062
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016:
5% 10/1/24 (c)	3,000	3,480
5% 10/1/25 (c)	3,225	3,755
5% 10/1/26 (c)	1,700	1,984
5% 10/1/27 (c)	1,000	1,174
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,200	1,261
5% 6/1/25	1,285	1,492
5% 6/1/26	1,375	1,587
5% 6/1/46	2,510	2,676
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	11,000	12,078
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	5,716
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,317
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,147
5% 6/1/28 (FSA Insured)	1,000	1,140
5% 6/1/30 (FSA Insured)	1,650	1,855
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	5,260	5,790
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,019
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,463
Series 2010:
5.5% 10/1/30	2,275	2,570
5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	725	829
Series 2012 A:
5% 10/1/23 (c)	7,500	8,526
5% 10/1/24 (c)	9,050	10,224
5% 10/1/30 (c)	7,015	7,668
5% 10/1/31 (c)	2,500	2,724
Series 2014 A:
5% 10/1/28 (c)	4,000	4,519
5% 10/1/33 (c)	8,385	9,254
5% 10/1/36 (c)	12,755	13,918
5% 10/1/37	11,100	12,398
Series 2015 A:
5% 10/1/29 (c)	1,585	1,794
5% 10/1/31 (c)	1,330	1,491
5% 10/1/35 (c)	3,400	3,722
Series 2016 A:
5% 10/1/29	1,450	1,689
5% 10/1/31	1,750	2,022
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,232
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	3,000	3,279
Series 2014 B:
5% 7/1/26	2,500	2,893
5% 7/1/27	1,750	2,013
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/18 (AMBAC Insured)	4,000	4,205
5% 8/1/20 (AMBAC Insured)	2,500	2,614
5% 8/1/21 (AMBAC Insured)	5,095	5,327
5% 8/1/22 (AMBAC Insured)	3,325	3,476
Series 2011 B, 5.625% 5/1/31	6,600	7,487
Series 2015 A:
5% 5/1/26	5,500	6,425
5% 5/1/28	17,710	20,424
Series 2015 B:
5% 5/1/26	8,500	9,929
5% 5/1/27	17,480	20,282
5% 5/1/28	14,465	16,682
Series 2016 A:
5% 5/1/30	3,900	4,485
5% 5/1/32	16,860	19,162
Series 2016 B, 5% 8/1/26	9,230	10,944
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	2,255	2,583
5% 7/1/42	1,900	2,091
Orange County Health Facilities Auth. Series 2012 A, 5% 10/1/42	9,700	10,320
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,729
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,500	9,770
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,882
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B:
5% 10/1/33	2,115	2,261
5% 10/1/33 (Pre-Refunded to 4/1/19 @ 100)	1,585	1,707
Series 2012 A:
5% 10/1/23	2,300	2,719
5% 10/1/25	1,100	1,333
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	1,200	1,357
5% 10/1/23 (c)	1,325	1,529
5% 10/1/24 (c)	1,375	1,594
5% 10/1/25 (c)	2,915	3,392
5% 10/1/26 (c)	2,060	2,404
5% 10/1/27 (c)	1,000	1,156
5% 10/1/29 (c)	1,040	1,183
5% 10/1/30 (c)	1,850	2,090
5% 10/1/31 (c)	1,300	1,460
5% 10/1/32 (c)	2,000	2,232
5% 10/1/33 (c)	4,295	4,764
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	752
5% 12/1/23	1,000	1,130
5% 12/1/24	750	850
5% 12/1/25	500	561
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/20	5,000	5,404
5% 8/1/20	6,010	6,689
5% 8/1/24	3,500	4,141
Series 2015 D:
5% 8/1/28	4,035	4,667
5% 8/1/29	13,665	15,707
5% 8/1/30	14,105	16,068
5% 8/1/31	14,165	15,992
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	12,651
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/26	9,250	10,987
5% 10/1/29	4,000	4,636
5% 10/1/32	6,270	7,146
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,525
Series 2010, 5.25% 10/1/34	3,500	3,741
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37 (Pre-Refunded to 10/1/19 @ 100)	7,000	7,741
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,900	2,012
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,634
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,650
(Master Lease Prog.) Series 2014 B, 5% 8/1/25	1,775	2,068
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	1,959

TOTAL FLORIDA		684,808

Georgia - 2.2%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,186
5% 11/1/30	2,500	2,915
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	6,480	6,555
2.2%, tender 4/2/19 (a)	3,000	3,035
2.2%, tender 4/2/19 (a)	300	304
2.2%, tender 4/2/19 (a)	6,500	6,576
2.2%, tender 4/2/19 (a)	4,100	4,148
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	9,358
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,476
6.125% 9/1/40	12,535	13,574
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,432
5.25% 10/1/41	5,600	6,367
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,691
5% 1/1/24	6,500	7,324
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	575	583
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,957
5% 10/1/23	4,000	4,619
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,074
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,207
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/30	1,200	1,333
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/25	3,500	3,920
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	13,550	14,586
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,600

TOTAL GEORGIA		116,820

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2015 A:
5% 7/1/41 (c)	7,500	8,181
5% 7/1/45 (c)	14,505	15,758
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (c)	2,000	2,302
5.25% 8/1/25 (c)	2,500	2,860

TOTAL HAWAII		29,101

Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,681
6.75% 11/1/37	4,300	4,619
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,190	2,375
Series 2015 ID, 5% 12/1/25	2,750	3,250

TOTAL IDAHO		14,925

Illinois - 16.8%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,658
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,724
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	2,053
Series 2008 C:
5.25% 12/1/23	2,050	1,814
5.25% 12/1/24	1,385	1,205
Series 2010 F, 5% 12/1/20	1,100	997
Series 2011 A:
5% 12/1/41	3,595	2,859
5.25% 12/1/41	2,975	2,364
5.5% 12/1/39	7,900	6,531
Series 2012 A, 5% 12/1/42	7,800	6,177
Series 2015 C, 5.25% 12/1/39	1,400	1,122
Series 2016 B, 6.5% 12/1/46	650	605
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (c)	10,330	11,622
5% 1/1/28 (c)	14,950	16,723
5% 1/1/33 (c)	5,375	5,889
5% 1/1/34 (c)	2,600	2,839
Series 2016 B:
5% 1/1/36	1,600	1,770
5% 1/1/37	2,200	2,431
5% 1/1/46	6,225	6,785
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22 (c)	5,575	6,295
Series 2013 B, 5% 1/1/27	11,275	12,721
Series 2013 D, 5% 1/1/27	1,000	1,128
Series 2015 A:
5% 1/1/25 (c)	4,430	5,134
5% 1/1/31 (c)	5,000	5,490
5% 1/1/32 (c)	10,100	11,019
Series 2016 B, 5% 1/1/34	4,900	5,472
Series 2016 G:
5% 1/1/37 (c)	2,000	2,170
5% 1/1/42 (c)	1,300	1,403
5.25% 1/1/29 (c)	350	407
5.25% 1/1/30 (c)	325	375
5.25% 1/1/31 (c)	400	458
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	13,000	14,187
Series 2017, 5% 12/1/46	3,400	3,628
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,532
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,641
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,620
Series 2012 A, 5% 11/15/22	2,000	2,228
Series 2012 C, 5% 12/15/37	1,000	1,048
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/33	19,775	20,925
Series 2010 G, 5% 11/15/25	3,400	3,633
Series 2012 C, 5% 11/15/24	9,400	10,420
Series 2016 A:
5% 11/15/26	5,000	5,655
5% 11/15/27	1,240	1,394
5% 11/15/28	1,750	1,957
5% 11/15/29	4,540	5,045
5% 11/15/30	4,000	4,421
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,221
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	25,791
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	4,300	4,659
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,986
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	1,000	1,020
5% 10/1/29	1,000	1,157
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	27,777
5.375% 5/15/30	6,160	6,731
(Presence Health Proj.) Series 2016 C, 5% 2/15/26	2,450	2,681
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	13,500	15,370
(Rush Univ. Med. Ctr. Proj.) Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	3,915	4,357
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,701
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,393
Series 2008 A:
6% 2/1/24 (Pre-Refunded to 2/1/18 @ 100)	300	313
6.25% 2/1/33 (Pre-Refunded to 2/1/18 @ 100)	300	313
Series 2009:
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,865	2,083
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	430	486
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,900	3,237
5.5% 4/1/44	1,590	1,693
5.5% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,410	1,531
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	2,320	2,606
Series 2010, 5.25% 5/1/25	7,000	7,664
Series 2012 A, 5% 5/15/22	2,120	2,413
Series 2012:
4% 9/1/32	7,460	7,317
5% 9/1/38	23,950	24,738
5% 11/15/43	4,395	4,668
Series 2013:
5% 11/15/28	2,875	3,187
5% 11/15/29	1,400	1,546
5% 5/15/43	10,000	10,495
Series 2015 A, 5% 11/15/45	2,410	2,593
Series 2015 B, 5% 11/15/27	3,160	3,612
Series 2015 C:
5% 8/15/35	6,425	6,873
5% 8/15/44	30,850	32,618
Series 2016 A:
5% 8/15/25	2,380	2,639
5% 8/15/26	3,180	3,515
5% 7/1/28	1,230	1,403
5% 2/15/29	5,140	5,764
5% 2/15/30	5,425	6,031
5% 7/1/30	710	799
5% 2/15/31	4,375	4,825
5% 7/1/31	535	599
5% 2/15/32	4,250	4,661
5% 7/1/34	3,000	3,303
5% 8/15/34	645	671
5.25% 8/15/27	2,255	2,520
5.25% 8/15/28	2,895	3,208
5.25% 8/15/30	2,225	2,424
Series 2016 B:
5% 8/15/31	7,365	8,312
5% 8/15/32	1,040	1,165
5% 8/15/34	7,515	8,335
5% 8/15/36	10,485	11,548
Series 2016 C:
4% 2/15/36	2,200	1,938
5% 2/15/31	11,500	12,217
5% 2/15/32	1,500	1,584
5% 2/15/34	3,525	3,684
5% 2/15/41	8,865	9,150
Series 2016:
5% 5/15/29	1,255	1,419
5% 5/15/30	2,300	2,579
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,350
5.5% 1/1/31	4,640	4,930
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,748
5% 1/1/23 (FSA Insured)	6,600	6,951
Series 2012 A, 5% 1/1/33	4,700	4,713
Series 2012:
5% 8/1/19	2,500	2,613
5% 8/1/21	2,000	2,118
5% 3/1/23	4,000	4,202
5% 8/1/23	3,900	4,125
5% 3/1/35	2,000	2,003
5% 3/1/37	1,000	1,000
Series 2013 A, 5% 4/1/35	1,800	1,804
Series 2013, 5.5% 7/1/25	3,310	3,548
Series 2014:
5% 2/1/23	4,425	4,681
5% 2/1/25	3,630	3,814
5% 4/1/28	2,090	2,146
5% 5/1/28	2,150	2,207
5% 5/1/32	8,800	8,852
5.25% 2/1/30	9,900	10,197
Series 2016:
5% 6/1/25	7,295	7,710
5% 6/1/26	990	1,038
5% 2/1/27	7,035	7,363
5% 2/1/28	5,660	5,864
5% 2/1/29	5,320	5,495
5% 2/1/26	2,325	2,417
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,108
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	2,015	2,064
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	9,436
5% 2/1/26	4,370	5,072
5% 2/1/31	3,275	3,680
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	2,950	3,269
5% 1/1/40	13,300	14,686
Series 2015 B, 5% 1/1/40	7,400	8,200
Series 2016 A:
5% 12/1/31	6,635	7,577
5% 12/1/32	7,900	8,970
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2014, 6.5% 1/1/20 (Escrowed to Maturity)	465	530
0% 12/1/17 (Escrowed to Maturity)	350	348
0% 12/1/21 (AMBAC Insured)	3,095	2,788
0% 12/1/21 (Escrowed to Maturity)	1,905	1,756
6.5% 1/1/20 (AMBAC Insured)	2,755	3,106
6.5% 1/1/20 (Escrowed to Maturity)	4,645	5,297
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	7,000	7,746
5% 2/1/35	5,000	5,513
5% 2/1/36	5,200	5,717
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	7,000
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	3,504
0% 1/1/19	2,955	2,860
0% 1/1/19 (Escrowed to Maturity)	45	44
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,315
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,782
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,312
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	17,938
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,782
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	12,939
0% 6/15/44 (FSA Insured)	53,800	14,577
0% 6/15/45 (FSA Insured)	27,900	7,185
0% 6/15/47 (FSA Insured)	16,540	3,846
Series 2012 B:
0% 12/15/51	16,200	2,440
5% 6/15/52	17,900	17,915
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,171
Series 1996 A, 0% 6/15/24	3,060	2,376
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	2,013
5.5% 6/15/20	1,625	1,654
5.5% 6/15/20 (Pre-Refunded to 6/15/17 @ 100)	375	382
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000	1,025
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	555	566
5% 10/1/17 (Escrowed to Maturity)	745	760
5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	615	628
5% 10/1/20 (Pre-Refunded to 10/1/17 @ 100)	740	755
5% 10/1/20 (Pre-Refunded to 10/1/17 @ 100)	550	561
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,463
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,474
Series 2010 A:
5% 4/1/25	5,125	5,546
5.25% 4/1/30	3,200	3,480
Series 2013:
6% 10/1/42	4,600	5,277
6.25% 10/1/38	4,530	5,302
Will County Cmnty. Unit School District #365-U:
0% 11/1/19 (Escrowed to Maturity)	675	651
0% 11/1/19 (FSA Insured)	4,325	4,106
Will County Illinois Series 2016:
5% 11/15/31	1,620	1,851
5% 11/15/32	1,235	1,403
5% 11/15/33	1,500	1,696
5% 11/15/34	1,500	1,689

TOTAL ILLINOIS		910,717

Indiana - 2.6%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	6,918
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,225
Series 2009 A, 5.25% 11/1/39	5,300	5,677
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,540
Series 2012:
5% 3/1/30	3,900	4,220
5% 3/1/41	7,070	7,590
Series 2015 A, 5.25% 2/1/32	6,020	6,996
Series 2016:
4% 9/1/21	400	431
5% 9/1/22	300	340
5% 9/1/24	675	774
5% 9/1/26	1,075	1,237
5% 9/1/28	3,000	3,404
5% 9/1/29	1,000	1,128
5% 9/1/30	1,400	1,568
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,545	2,926
Series 2015 A:
5% 10/1/30	4,820	5,567
5% 10/1/45	25,600	28,467
Series 2011 A, 5.25% 10/1/25	1,750	2,005
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/22	2,000	2,260
5% 1/1/23	1,800	2,026
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	1,678
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/32 (c)	1,000	1,019
4% 1/1/33 (c)	1,000	1,013
4% 1/1/35 (c)	2,780	2,788
5% 1/1/21 (c)	3,945	4,399
5% 1/1/22 (c)	7,000	7,931
5% 1/1/23 (c)	2,625	3,010
5% 1/1/26 (c)	1,055	1,232
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	414
5% 1/15/30	12,040	13,656
Purdue Univ. Ctfs. of Prtn. Series 2016 A, 5% 7/1/30	2,995	3,533
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,143

TOTAL INDIANA		143,115

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Pre-Refunded to 8/15/19 @ 100)	4,800	5,300
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	11,572
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Pre-Refunded to 9/1/19 @ 100)	1,575	1,719
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,700	4,148
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,860	2,120
5% 9/1/25	4,000	4,542
Series 2016 A:
5% 9/1/40	3,115	3,455
5% 9/1/45	5,000	5,527

TOTAL KANSAS		33,083

Kentucky - 0.4%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	650	727
5% 1/1/22	725	824
5% 1/1/23	425	488
5% 1/1/28	1,585	1,814
5% 1/1/31	1,500	1,685
5% 1/1/32	1,500	1,676
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,349
5.75% 10/1/38	7,410	8,566
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,355

TOTAL KENTUCKY		22,484

Louisiana - 0.8%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/20	3,000	3,314
5% 6/1/22 (FSA Insured)	4,000	4,598
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	2,100	2,348
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,500	1,756
5% 12/15/25	2,935	3,462
5% 12/15/26	260	308
5% 12/15/28	2,000	2,332
5% 12/15/29	335	388
5% 12/15/30	2,800	3,212
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/29 (c)	5,190	5,818
5% 1/1/30 (c)	4,665	5,192
5% 1/1/31 (c)	2,500	2,770
5% 1/1/40 (c)	6,885	7,410

TOTAL LOUISIANA		42,908

Maine - 0.8%
Maine Health & Higher Ed. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	1,795	1,818
Series 2013, 5% 7/1/25	1,680	1,785
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/41	1,800	1,524
4% 7/1/46	2,305	1,889
5% 7/1/41	7,800	7,863
5% 7/1/46	22,035	22,130
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	1,050	1,208
5% 7/1/36	2,600	2,947

TOTAL MAINE		41,164

Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,714
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,250	1,377
City of Westminster Series 2016:
5% 11/1/27	1,595	1,803
5% 11/1/28	2,750	3,097
5% 11/1/29	2,910	3,257
5% 11/1/30	3,085	3,440
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/46 (c)	3,000	3,223
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,093
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	5,090	5,797
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,400	4,787
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,865	3,252
Series 2016 A:
4% 7/1/42	1,450	1,403
5% 7/1/35	575	606

TOTAL MARYLAND		38,849

Massachusetts - 2.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,500	1,695
5% 7/1/45	1,495	1,684
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	7,500	8,331
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,645	1,806
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	1,005	1,129
5% 10/1/29	1,110	1,241
5% 10/1/31	1,225	1,357
5% 10/1/32	1,285	1,417
Series 2011 I, 6.75% 1/1/36	3,000	3,422
Series 2015 D, 5% 7/1/44	5,205	5,474
Series 2016 A, 5% 1/1/47	11,355	12,159
Series 2016:
5% 10/1/29	1,000	1,170
5% 10/1/30	1,500	1,745
5% 7/1/31	1,675	1,851
5% 10/1/31	1,620	1,871
5% 7/1/46	1,390	1,478
Series BB1, 5% 10/1/46	415	461
Massachusetts Gen. Oblig.:
Series 2016 A, 5% 3/1/46	2,175	2,431
Series 2016 B:
5% 7/1/31	1,950	2,302
5% 7/1/32	3,405	3,996
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (f)	1,640	1,646
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	2,100	2,433
5% 7/1/34	1,080	1,245
5% 7/1/35	2,055	2,359
5% 7/1/37	3,965	4,525
5% 7/1/38	1,570	1,789
Series 2016 B:
4% 7/1/46 (c)	25,130	25,381
5% 7/1/43 (c)	15,405	16,871

TOTAL MASSACHUSETTS		113,269

Michigan - 1.7%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,463
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	4,000	4,235
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	4,900	5,528
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,713
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	2,360	2,693
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,848
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	6,325	7,076
5% 6/1/20 (Escrowed to Maturity)	2,050	2,281
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,000	3,485
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	6,350	7,377
Series 2012, 5% 11/15/42	8,205	8,853
Series 2015 MI, 5% 12/1/24	4,445	5,269
Series MI, 5.5% 12/1/27	4,750	5,780
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,105	3,709
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	7,580	7,612
2.4%, tender 3/15/23 (a)	2,965	2,973
Series 2012 A, 5% 6/1/26	2,000	2,234
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	695	755
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	130	140
Portage Pub. Schools Series 2016:
5% 11/1/30	2,855	3,279
5% 11/1/31	2,525	2,885
5% 11/1/36	250	280
Wayne County Arpt. Auth. Rev. Series 2015 G, 5% 12/1/28 (c)	5,500	6,129

TOTAL MICHIGAN		91,597

Minnesota - 0.4%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/29	2,830	3,148
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,507
5% 5/1/20	1,000	1,002
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Pre-Refunded to 6/1/19 @ 100)	3,835	4,152
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44	1,515	1,586
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18 (Escrowed to Maturity)	5,600	5,916

TOTAL MINNESOTA		19,311

Missouri - 0.4%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,283
5% 9/1/27	490	530
5% 9/1/28	1,000	1,080
5% 9/1/29	1,000	1,079
5% 9/1/30	1,390	1,499
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,500	1,571
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	800	786
3.25% 2/1/28	800	786
4% 2/1/40	700	699
5% 2/1/31	2,595	2,896
5% 2/1/33	2,870	3,165
5% 2/1/36	2,300	2,506
5% 2/1/45	3,600	3,882

TOTAL MISSOURI		21,762

Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.207% 12/1/17 (a)	4,005	4,000
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/23	1,210	1,232
6% 8/15/28	1,980	2,014
6.125% 8/15/31	1,275	1,296
Nebraska Pub. Pwr. District Rev. Series 2016 B, 5% 1/1/37	11,900	13,338
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/25 (c)	400	471
5% 12/15/26 (c)	1,440	1,702
5% 12/15/27 (c)	1,000	1,197
5% 12/15/30 (c)	1,500	1,752
5% 12/15/33 (c)	800	917
5% 12/15/35 (c)	2,000	2,273
5% 12/15/36 (c)	505	572
Series 2017 C, 4% 12/15/19 (c)	710	758
Series 2017A, 4% 12/15/18 (c)	325	340

TOTAL NEBRASKA		31,862

Nevada - 0.3%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (c)(d)	5,625	6,220
5% 7/1/21 (c)(d)	5,600	6,324
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,145

TOTAL NEVADA		18,689

New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	9,300	10,415
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	4,000	4,352
Series 2007, 5% 10/1/37	1,405	1,425
Series 2012:
4% 7/1/32	2,370	2,375
5% 7/1/24	1,000	1,102
5% 7/1/25	1,185	1,297
Series 2016:
3% 10/1/20	450	464
4% 10/1/38	1,200	1,181
5% 10/1/24	2,120	2,401
5% 10/1/25	2,100	2,391
5% 10/1/29	4,000	4,471
5% 10/1/31	5,210	5,761
5% 10/1/33	4,000	4,373
5% 10/1/38	3,450	3,717
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/19	2,000	2,136
5% 2/1/24	1,775	2,004

TOTAL NEW HAMPSHIRE		49,865

New Jersey - 4.8%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	1,040	1,185
5% 7/1/30 (FSA Insured)	2,540	2,858
5% 7/1/32 (FSA Insured)	1,250	1,390
5% 7/1/33 (FSA Insured)	1,300	1,438
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 11/1/23	10,800	11,450
5% 11/1/24	4,200	4,449
Series 2009 AA:
5.5% 12/15/29	1,335	1,420
5.5% 12/15/29 (Pre-Refunded to 6/15/19 @ 100)	2,665	2,915
Series 2013 NN, 5% 3/1/27	69,700	71,917
Series 2013:
5% 3/1/23	16,605	17,578
5% 3/1/24	17,000	17,804
5% 3/1/25	1,900	1,984
Series 2015 XX:
5% 6/15/22	2,645	2,800
5% 6/15/23	5,000	5,294
5.25% 6/15/27	17,000	17,793
Series 2016 AAA:
5% 6/15/41	4,095	4,098
5.5% 6/15/31	2,000	2,130
5.5% 6/15/32	5,000	5,272
Series 2016 BBB:
5% 6/15/21	3,000	3,178
5% 6/15/22	4,850	5,133
5% 6/15/23	7,810	8,269
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,100	1,211
5% 7/1/32	4,000	4,364
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/21 (d)	270	301
5% 7/1/22 (d)	270	304
5% 7/1/23 (d)	940	1,065
5% 7/1/24 (d)	1,750	1,992
5% 7/1/25 (d)	1,810	2,065
5% 7/1/26	1,105	1,260
5% 7/1/26 (d)	270	308
5% 7/1/27 (d)	405	457
5% 7/1/27	750	866
5% 7/1/29 (d)	500	556
5% 7/1/30 (d)	560	619
5% 7/1/30	1,000	1,132
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,211
Series 2014 AA:
5% 6/15/23	20,645	22,188
5% 6/15/24	10,000	10,742
Series 2016 A:
5% 6/15/27	1,640	1,757
5% 6/15/28	6,000	6,396
5% 6/15/29	600	636
Series 2016 A-2, 5% 6/15/23	4,330	4,691

TOTAL NEW JERSEY		257,476

New York - 7.8%
Dorm. Auth. New York Univ. Rev. Series 2017:
5% 12/1/23 (b)	1,400	1,555
5% 12/1/24 (b)	1,300	1,449
5% 12/1/25 (b)	1,400	1,561
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	16,537
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,079
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	15,800	16,965
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2007 D1, 5.125% 12/1/22	1,980	2,035
Series 2008:
5.25% 8/15/27	2,675	2,824
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	7,265	7,681
Series 2009:
5.625% 4/1/29	120	130
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	1,555	1,694
Series 2012 A1, 5% 8/1/24	7,400	8,450
Series 2012 G1, 5% 4/1/25	13,700	15,642
Series 2016 C and D, 5% 8/1/28	2,625	3,103
Series 2016 E, 5% 8/1/28	4,400	5,241
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,176
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,745
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,756
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 EE, 5.25% 6/15/40	11,600	12,501
Series 2009 FF 2, 5.5% 6/15/40	17,800	19,339
Series 2011 EE, 5.375% 6/15/43	42,080	47,497
Series 2012 EE, 5.25% 6/15/30	17,200	19,972
Series 2013 BB, 5% 6/15/47	8,985	9,978
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/38	1,600	1,686
5.625% 7/15/38	2,825	2,982
Series 2009 S3:
5.25% 1/15/34	21,000	22,418
5.25% 1/15/39	3,400	3,623
5.375% 1/15/34	2,750	2,948
Series 2009 S4:
5.5% 1/15/39	8,800	9,441
5.75% 1/15/39	4,100	4,424
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	2,725	3,064
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	5,600	6,471
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,692
Series 2014 A:
5% 2/15/39	3,995	4,246
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	5
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	4,000	4,365
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	7,600	8,958
5% 3/15/32	3,400	3,983
5% 3/15/34	5,500	6,379
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	12,869
New York Metropolitan Trans. Auth. Rev.:
Series 2010 D, 5.25% 11/15/40	6,600	7,363
Series 2012 D, 5% 11/15/25	25,900	29,826
Series 2012 F, 5% 11/15/24	12,400	14,365
Series 2014 B, 5% 11/15/44	8,500	9,437
Series 2015 A1, 5% 11/15/45	14,850	16,477
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	7,200	7,755
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	2,200	2,338
New York Urban Dev. Corp. Rev. Gen. Oblig. Series 2017 A, 5% 3/15/32	5,400	6,333
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	486
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,502
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	90	90
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,000	4,585

TOTAL NEW YORK		422,026

North Carolina - 0.4%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	4,898
North Carolina Med. Care Cmnty. Health:
Series 2012 A, 5% 11/15/26	1,295	1,467
Series 2017:
5% 10/1/27 (d)	1,000	1,161
5% 10/1/31 (d)	1,700	1,935
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,496
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	670	712
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,630	1,741

TOTAL NORTH CAROLINA		20,410

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,926
Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,300	7,919
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,696
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	12,100	13,759
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	679
5.25% 9/15/18 (FSA Insured)	1,360	1,438
Columbus City School District 5% 12/1/29	1,800	2,140
Franklin County Hosp. Facilities Rev.:
(Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40 (Pre-Refunded to 11/1/19 @ 100)	1,500	1,654
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	6,675	7,322
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/25	3,595	4,077
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,000	1,129
5% 8/15/30	1,505	1,688
6% 8/15/43	800	841
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	4,200	4,478
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,151
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	11,829
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,543
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,195	2,496
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	9,500	10,624

TOTAL OHIO		83,463

Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,270	1,447
5% 10/1/29	700	791
5% 10/1/36	1,000	1,096
5% 10/1/39	1,850	2,020
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	9,640	10,237
Series 2012, 5% 2/15/24	4,190	4,681

TOTAL OKLAHOMA		20,272

Oregon - 0.3%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,391
5.25% 6/1/24 (FSA Insured)	2,605	3,163
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,074
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,361
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	1,994
5.5% 6/15/21 (FSA Insured)	1,060	1,227

TOTAL OREGON		16,210

Pennsylvania - 3.9%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,702
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,600	3,216
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	1,070	1,242
5% 6/1/29	1,170	1,348
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	1,000	1,149
5% 7/1/27	1,000	1,138
5% 7/1/28	1,000	1,128
5% 7/1/34	3,680	4,015
5% 7/1/36	2,000	2,176
5% 7/1/41	2,660	2,872
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,182
Series 2012 A, 5% 6/1/27	4,105	4,567
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,320	1,460
5% 10/1/22	1,380	1,531
5% 10/1/24	1,165	1,309
Series 2016 A:
5% 10/1/29	2,600	2,838
5% 10/1/31	4,575	4,930
5% 10/1/36	5,400	5,688
5% 10/1/40	3,310	3,473
Northampton County Gen. Purp. Auth. Hosp. Rev. Series 2016 A, 5% 8/15/46	24,875	26,700
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	5,300	5,470
Pennsylvania Gen. Oblig. Series 2016:
5% 2/1/27	17,175	19,993
5% 2/1/28	18,030	20,882
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,900	3,177
Series 2016:
5% 5/1/32	1,255	1,413
5% 5/1/33	1,700	1,904
5% 5/1/35	2,745	3,049
Philadelphia Gas Works Rev. Series 9:
5.25% 8/1/40	2,295	2,474
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	1,455	1,638
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (Pre-Refunded to 12/15/18 @ 100)	2,500	2,677
Philadelphia School District:
Series 2016 D, 5% 9/1/28	8,100	8,936
Series 2016 F:
5% 9/1/28	14,010	15,457
5% 9/1/29	26,200	28,709
5% 9/1/30	6,815	7,411
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016, 5% 6/1/46	4,000	3,766
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,117
5% 6/1/23	2,500	2,793
State Pub. School Bldg. Auth. Lease Rev. ( Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,275	1,417

TOTAL PENNSYLVANIA		211,947

Rhode Island - 0.5%
Rhode Island Comm Corp. Rev. Series 2016 A:
5% 6/15/23	5,405	6,260
5% 6/15/24	2,720	3,181
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	650	663
5% 9/1/36	5,620	5,585
Series 2016:
5% 5/15/30	1,500	1,641
5% 5/15/31	1,750	1,901
5% 5/15/33	1,500	1,606
5% 5/15/39	4,800	5,055

TOTAL RHODE ISLAND		25,892

South Carolina - 2.0%
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	135	137
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,152
5% 12/1/28	5,665	6,392
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,755
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/24	4,000	4,000
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (c)	6,375	6,939
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	1,500	1,643
Series 2013 E, 5.5% 12/1/53	34,335	36,675
Series 2014 A:
5% 12/1/49	2,300	2,378
5.5% 12/1/54	13,185	14,058
Series 2014 C, 5% 12/1/46	3,900	4,048
Series 2015 A, 5% 12/1/50	3,910	4,056
Series 2015 C, 5% 12/1/22	8,440	9,433
Series 2015 E, 5.25% 12/1/55	5,900	6,214
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	2,470	2,907

TOTAL SOUTH CAROLINA		110,787

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,071
5% 9/1/28	3,000	3,277

TOTAL SOUTH DAKOTA		4,348

Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	1,785	1,849
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	4,815	5,034
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (c)	5,820	6,405
5.75% 7/1/24 (c)	2,400	2,639

TOTAL TENNESSEE		15,927

Texas - 11.6%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	1,000	1,154
5% 11/15/27 (c)	1,250	1,430
5% 11/15/28 (c)	1,000	1,133
5% 11/15/39 (c)	9,700	10,617
5% 11/15/44 (c)	23,455	25,574
Series 2017 B:
5% 11/15/28 (c)	1,000	1,165
5% 11/15/30 (c)	1,110	1,274
5% 11/15/32 (c)	1,215	1,376
5% 11/15/35 (c)	1,250	1,398
5% 11/15/37 (c)	1,410	1,569
5% 11/15/41 (c)	5,705	6,320
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,602
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,937
Austin Independent School District Series 2016 A, 5% 8/1/30	3,995	4,733
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016:
5% 11/15/27	2,000	2,415
5% 11/15/28	1,000	1,199
5% 11/15/29	3,000	3,572
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/30	1,650	1,848
5% 1/1/32	1,000	1,106
5% 1/1/45	6,000	6,527
Coppell Independent School District 0% 8/15/20	2,000	1,903
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,118
5% 7/15/22	2,500	2,893
5% 7/15/24	2,255	2,569
5.25% 7/15/18 (FSA Insured)	3,305	3,345
5.25% 7/15/19 (FSA Insured)	4,000	4,047
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	5,300	5,942
Series 2016, 5% 2/15/27	3,270	3,939
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,900	3,334
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2010 A, 5% 11/1/42	14,800	16,355
Series 2012 D, 5% 11/1/42 (c)	2,370	2,530
Series 2012 H, 5% 11/1/42 (c)	2,740	2,925
Series 2014 D, 5% 11/1/23 (c)	2,795	3,229
DeSoto Independent School District 0% 8/15/20	3,335	3,173
El Paso Gen. Oblig. Series 2016:
5% 8/15/34	6,345	7,235
5% 8/15/35	6,000	6,815
5% 8/15/36	4,000	4,530
Fort Worth Independent School District Series 2016, 5% 2/15/28	3,635	4,334
Freer Independent School District Series 2007, 5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	895	909
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,290	1,425
5.25% 10/1/51	53,600	60,427
5.5% 4/1/53	5,440	5,848
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,204
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,345	1,557
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,439
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,589
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (c)	3,000	3,304
5% 7/1/25 (c)	1,500	1,644
Series 2012 A, 5% 7/1/21 (c)	3,785	4,247
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/27 (c)	2,150	2,489
5% 11/1/29 (c)	2,000	2,289
5% 11/1/32 (c)	3,690	4,155
Series 2017:
5% 11/1/24 (c)	1,000	1,156
5% 11/1/25 (c)	1,000	1,160
5% 11/1/26 (c)	1,000	1,163
5% 11/1/27 (c)	1,000	1,167
5% 11/1/28 (c)	1,500	1,737
5% 11/1/30 (c)	1,000	1,143
5% 11/1/31 (c)	1,500	1,704
5% 11/1/32 (c)	1,330	1,501
5% 11/1/33 (c)	1,000	1,123
5% 11/1/34 (c)	1,000	1,118
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	2,200	2,530
5% 5/15/30	5,000	5,673
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,492
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/30	3,415	3,866
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	7,200	8,786
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	8,290	9,008
Series 2009, 6.25% 1/1/39	1,910	2,062
Series 2011 A:
5.5% 9/1/41	14,250	16,414
6% 9/1/41	6,200	7,301
Series 2011 D, 5% 9/1/28	13,000	14,867
Series 2014 A:
5% 1/1/23	1,640	1,900
5% 1/1/25	5,000	5,835
Series 2015 A, 5% 1/1/32	2,695	3,033
Series 2015 B, 5% 1/1/40	8,000	8,776
Series 2016 A, 5% 1/1/31	7,720	8,860
6% 1/1/23	590	611
6% 1/1/24	230	238
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	2,035	2,051
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (c)	3,215	3,244
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (c)	2,775	2,800
5.25% 7/1/19 (FSA Insured) (c)	2,635	2,658
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	4,200	5,129
San Antonio Independent School District Series 2016, 5% 8/15/31	3,485	4,094
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,577
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/25	9,345	11,201
5% 10/1/26	5,250	6,333
5% 10/1/27	5,000	5,989
5% 10/1/28	5,000	5,952
5% 10/1/29	5,000	5,902
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,927
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,564
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	4,000	4,394
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	3,925	4,221
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	5,000	5,106
5% 2/15/25	690	817
5% 2/15/34	1,900	2,145
5% 2/15/41	8,335	9,262
Texas Gen. Oblig.:
Series 2017 A, 5% 10/1/33	11,000	13,022
Series 2017 B:
5% 10/1/34	16,400	19,317
5% 10/1/36	14,075	16,454
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	400
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	3,915	4,074
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	5,888
Series 2013, 6.75% 6/30/43 (c)	12,600	14,125
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	5,270	6,306
5% 3/15/29	4,265	5,066
5% 3/15/31	3,250	3,805
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/26	13,025	15,598
5% 2/15/32	6,340	7,309
5% 2/15/33	4,000	4,588
5% 2/15/34	4,000	4,568
5% 2/15/35	4,000	4,552
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	2,100	2,457
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,640	1,945
Weatherford Independent School District 0% 2/15/33	6,985	3,985
Ysleta Independent School District Series 2016, 5% 8/15/45	6,075	6,862

TOTAL TEXAS		629,767

Utah - 1.3%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/22 (c)	1,600	1,832
5% 7/1/24 (c)	1,750	2,049
5% 7/1/25 (c)	2,000	2,355
5% 7/1/27 (c)	1,000	1,187
5% 7/1/29 (c)	3,030	3,537
5% 7/1/30 (c)	2,250	2,610
5% 7/1/31 (c)	2,400	2,763
5% 7/1/32 (c)	2,800	3,203
5% 7/1/33 (c)	3,200	3,639
5% 7/1/34 (c)	2,800	3,169
5% 7/1/35 (c)	3,200	3,610
5% 7/1/36 (c)	4,300	4,835
5% 7/1/37 (c)	3,450	3,873
5% 7/1/42 (c)	19,710	22,037
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,644
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24 (Pre-Refunded to 8/1/20 @ 100)	2,670	2,988
5% 8/1/25 (Pre-Refunded to 8/1/20 @ 100)	2,175	2,434

TOTAL UTAH		69,765

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	4,000	4,116
5% 10/15/46	3,700	3,793

TOTAL VERMONT		7,909

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,375
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	635	607
Series 2016:
4% 6/15/37	600	588
5% 6/15/27	1,500	1,724
5% 6/15/30	250	280
5% 6/15/35	2,200	2,384
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,133
5% 1/1/40	1,750	1,968
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	6,000	6,212
5% 1/1/40 (c)	4,200	4,321
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,500	2,826
5% 1/1/34	1,500	1,664
5% 1/1/35	1,500	1,657

TOTAL VIRGINIA		30,739

Washington - 2.0%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,955
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	2,035	2,182
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (c)	3,500	4,057
5% 10/1/30 (c)	1,000	1,145
Series 2016:
5% 2/1/26	2,000	2,376
5% 2/1/30	3,650	4,252
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (c)	1,340	1,502
5% 6/1/22 (c)	1,000	1,136
5% 6/1/24 (c)	1,000	1,131
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,394
5% 12/1/27	2,625	2,978
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,700	3,096
5% 2/1/34	4,165	4,751
Series 2017 D, 5% 2/1/33	3,655	4,266
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	9,100	8,854
Series R-2017 A:
5% 8/1/27	1,635	1,971
5% 8/1/28	1,635	1,958
5% 8/1/30	1,635	1,933
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,279
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	12,492
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500	1,576
Series 2012 A, 5% 10/1/25	5,130	5,826
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	7,550	8,363
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,000	3,377
Series 2015:
5% 1/1/25	2,000	2,331
5% 1/1/27	1,610	1,863
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	2,140	2,348
5% 10/1/28	2,205	2,405
5% 10/1/35	2,270	2,385
5% 10/1/36	2,435	2,551
5% 10/1/40	2,805	2,915

TOTAL WASHINGTON		109,648

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	1,750	1,704
1.9%, tender 4/1/19 (a)	9,125	9,153
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	700	752
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,600	2,788
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,500	7,173

TOTAL WEST VIRGINIA		21,570

Wisconsin - 1.0%
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	5,335	5,346
5% 1/1/42	4,235	4,205
Wisconsin Health & Edl. Facilities:
Series 2014, 4% 5/1/33	3,015	2,831
Series 2016 A:
5% 2/15/28	2,375	2,679
5% 2/15/29	3,080	3,444
5% 2/15/30	3,390	3,755
5% 2/15/42	4,600	4,894
Series 2016, 4% 2/15/38	1,205	1,209
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,582
5.75% 7/1/30	2,655	2,935
Series 2013 B:
5% 7/1/27	1,205	1,348
5% 7/1/36	5,000	5,405
(Children's Hosp. of Wisconsin Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,638
Series 2012:
4% 10/1/23	2,500	2,759
5% 6/1/27	1,925	2,110

TOTAL WISCONSIN		54,140

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,383
TOTAL MUNICIPAL BONDS
(Cost $5,212,122)		5,355,865

Municipal Notes - 0.2%
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $8,662)	8,600	8,669
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Municipal Cash Central Fund, 0.90% (g)(h)
(Cost $40,252)	40,252,000	40,252
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $5,261,036)		5,404,786
NET OTHER ASSETS (LIABILITIES) - 0.3%		18,636
NET ASSETS - 100%		$5,423,422

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,763,000 or 0.1% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,646,000 or 0.0% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$1,607

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$12
Total	$12

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,364,534	$--	$5,364,534	$--
Money Market Funds	40,252	40,252	--	--
Total Investments in Securities:	$5,404,786	$40,252	$5,364,534	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $5,261,068,000. Net unrealized appreciation aggregated $143,718,000 of which $212,588,000 related to appreciated investment securities and $68,870,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

March 31, 2017

OFR-QTLY-0517
1.814656.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 1.7%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/21	$2,000,000	$2,230,160
5% 12/1/28	2,500,000	2,800,825
5% 12/1/32	2,500,000	2,727,850
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	950,000	988,760
6.25% 10/1/34 (a)	900,000	1,010,520
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,120,610

TOTAL GUAM		10,878,725

Ohio - 96.6%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,140,350
Series 2012, 5% 11/15/23	3,245,000	3,673,502
Series 2016:
5% 11/15/22	1,000,000	1,116,220
5.25% 11/15/34	1,500,000	1,654,635
5.25% 11/15/41	5,295,000	5,765,673
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,490,700
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/26	6,875,000	7,839,906
Series 2012, 5.25% 2/15/28	8,040,000	9,128,696
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,542,715
5% 2/15/42	3,000,000	3,276,060
5% 2/15/38	240,000	246,550
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,770,060
5% 12/1/29	1,500,000	1,766,625
Bowling Green Univ. Gen. Receipts Series 2016 A:
5% 6/1/42	1,000,000	1,110,350
5% 6/1/44	6,080,000	6,741,322
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,763,525
(UC Health Proj.):
5.5% 11/1/40	2,030,000	2,241,973
5.5% 11/1/40 (Pre-Refunded to 11/1/20 @ 100)	1,020,000	1,162,912
Series 2016 X:
5% 5/15/31	3,225,000	3,867,710
5% 5/15/32	3,950,000	4,728,150
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,647,240
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	5,131,887
Cincinnati Wtr. Sys. Rev.:
Series 2015 A:
5% 12/1/40	3,260,000	3,737,590
5% 12/1/45	1,665,000	1,900,764
Series A, 5% 12/1/36	1,700,000	1,925,590
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	5,000,000	5,668,250
Series 2012, 5% 12/1/25	2,350,000	2,698,059
Series 2015:
5% 12/1/26	1,500,000	1,771,005
5% 12/1/27	2,000,000	2,344,440
5% 12/1/29	1,250,000	1,448,575
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,241,548
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,321,765
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,419,124
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,239,455
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,146,070
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,456,076
Series 2015 A:
5% 12/1/24	3,725,000	4,310,682
5% 12/1/27	1,750,000	2,009,963
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,347,199
5% 11/15/35	1,245,000	1,404,472
5% 11/15/36	450,000	506,205
5% 11/15/45	2,000,000	2,230,760
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/22 (FSA Insured)	3,970,000	4,583,127
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,178,451
5% 6/1/25	2,500,000	2,835,325
5% 6/1/26	3,075,000	3,486,005
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	5,994,886
Series 2015 Y:
4% 1/1/28	650,000	705,900
4% 1/1/29	1,040,000	1,120,101
4% 1/1/30	1,000,000	1,064,970
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,561,600
Columbus City School District:
5% 12/1/30	5,000,000	5,904,900
5% 12/1/31	5,000,000	5,865,150
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	10,842,100
Series 2014 A, 4% 2/15/28	5,000,000	5,460,150
Columbus Metropolitan Library Facility Series 2012 1:
5% 12/1/23	530,000	596,743
5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	470,000	529,723
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,675,154
5% 12/1/25	765,000	860,755
Dayton Gen. Oblig.:
4% 12/1/22	750,000	812,543
4% 12/1/25	1,540,000	1,653,098
Dublin Gen. Oblig.:
4% 12/1/27	500,000	560,930
4% 12/1/28	395,000	440,196
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,247,250
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,356,063
4% 12/1/23	1,395,000	1,544,251
4% 12/1/24	1,490,000	1,639,358
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,621,050
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,481,775
5% 12/1/26	3,045,000	3,586,249
5% 12/1/32	5,920,000	6,780,886
Franklin County Hosp. Facilities Rev.:
(Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40 (Pre-Refunded to 11/1/19 @ 100)	5,000,000	5,512,700
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	2,000,000	2,193,900
Series 2016 C:
4% 11/1/40	3,000,000	3,014,760
5% 11/1/33	2,610,000	2,973,129
5% 11/1/34	2,155,000	2,442,994
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,039,524
5% 12/1/27	1,165,000	1,372,521
5% 12/1/30	1,130,000	1,308,585
5% 12/1/31	600,000	691,350
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	660,000	759,317
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	340,000	391,493
5% 12/1/24	1,185,000	1,362,738
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	615,000	708,142
5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	1,170,000	1,352,883
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,504,965
5% 12/1/26	1,500,000	1,757,475
5% 12/1/28	1,550,000	1,793,862
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,126,240
5% 12/1/27	3,825,000	4,285,721
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,420,000
5.25% 6/1/27	3,000,000	3,393,540
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,434,321
5% 1/1/36	2,800,000	2,920,596
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,852,200
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,710,600
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,676,010
6.25% 12/1/34	4,100,000	4,680,478
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	358,477
5% 5/1/28	415,000	443,552
5% 5/1/29	85,000	90,777
5% 5/1/30	95,000	101,375
Series 2012 A:
5% 5/1/24	1,385,000	1,572,280
5% 5/1/25	1,500,000	1,700,505
5% 5/1/26	1,600,000	1,812,240
Series 2016:
5% 5/1/29	2,000,000	2,341,580
5% 5/1/30	1,000,000	1,162,970
Kettering City School District Series 2017:
5% 12/1/21	1,775,000	2,040,380
5% 12/1/23	1,255,000	1,483,347
5% 12/1/25	1,080,000	1,302,944
Lake County Hosp. Facilities Rev.:
(Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5% 8/15/17	1,000,000	1,014,370
Series 2015:
5% 8/15/27	770,000	879,440
5% 8/15/45	7,000,000	7,607,040
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,538,043
5% 12/1/27	3,215,000	3,774,217
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,256,060
5% 10/1/49	3,000,000	3,269,850
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,135,028
Series 2011 A, 6.5% 11/15/37	2,800,000	3,337,320
Series 2011 D:
5% 11/15/22	1,000,000	1,136,220
5% 11/15/25	5,000,000	5,626,950
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,646,850
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,342,131
Miamisburg City School District Series 2016:
4% 12/1/32	510,000	537,851
5% 12/1/28	500,000	591,605
5% 12/1/29	300,000	352,677
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,198,810
Series 2012 A, 5% 8/1/47	10,725,000	11,365,812
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	504,585
5% 12/1/28	1,400,000	1,639,834
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,645,225
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,039,560
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	772,078
5% 12/1/27	220,000	255,279
5% 12/1/28	365,000	421,827
5% 12/1/29	500,000	577,180
5% 12/1/30	750,000	863,783
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	9,904,358
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,410,850
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,319,929
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,720,797
Ohio Gen. Oblig.:
Series 2012 A:
5% 2/1/26	1,000,000	1,139,180
5% 2/1/27	5,000,000	5,693,650
Series 2014 C, 4% 3/1/25	7,650,000	8,386,313
Series 2015 C, 5% 11/1/28	5,955,000	7,041,847
Series Q, 5% 4/1/25	1,845,000	2,111,363
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	1,610,000	1,761,726
Series 2016:
5% 12/1/23	1,895,000	2,226,909
5% 12/1/40	2,000,000	2,238,700
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,680,584
5.5% 1/1/43	3,500,000	3,601,360
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,706,740
5% 11/1/29	1,250,000	1,447,425
5% 11/1/30	2,285,000	2,633,417
(Kenyon College 2010 Proj.) Series 2010:
5.25% 7/1/44	875,000	957,670
5.25% 7/1/44 (Pre-Refunded to 7/1/20 @ 100)	1,875,000	2,105,944
(Kenyon College 2015 Proj.) 5% 7/1/41	5,000,000	5,494,950
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,406,840
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,720,525
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,328,250
Series 2013:
5% 12/1/23	540,000	617,506
5% 12/1/24	585,000	668,632
5% 12/1/25	1,000,000	1,142,390
5% 12/1/26	1,195,000	1,364,475
5% 12/1/27	2,300,000	2,624,875
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,133,980
5% 5/1/28	1,000,000	1,120,340
5% 5/1/29	855,000	952,761
5% 5/1/31	1,005,000	1,109,440
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,489,930
Series 2011 A, 5% 1/1/32	3,500,000	3,873,695
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,625,450
5% 1/15/41	5,000,000	5,436,200
5% 1/15/46	2,500,000	2,706,475
Ohio State Univ. Gen. Receipts:
Series 2010 D, 5% 12/1/31	1,365,000	1,695,958
Series 2012 A, 5% 6/1/24	1,690,000	2,015,241
Series 2013 A:
5% 6/1/28	2,000,000	2,308,240
5% 6/1/38	3,500,000	3,932,495
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,327,900
Series 2010 A, 5% 2/15/31	5,475,000	5,961,344
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,154,440
5% 12/1/24	5,075,000	5,841,224
Series A, 5% 12/1/33 (Pre-Refunded to 6/1/18 @ 100)	1,190,000	1,245,240
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,219,648
Series 2016:
5% 12/1/35	5,500,000	6,390,945
5% 12/1/36	5,000,000	5,791,800
5% 12/1/37	3,500,000	4,047,960
Olentangy Local School District:
5% 12/1/30	1,500,000	1,779,930
5% 12/1/32	1,275,000	1,494,581
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,479,160
0% 12/1/41	4,000,000	1,411,400
5% 12/1/39	2,750,000	3,113,550
Reynoldsburg City School District:
(School Facilities Construction & Impt. Proj.) 0% 12/1/17	1,250,000	1,239,513
4% 12/1/30	4,625,000	4,888,579
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,721,836
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	5,777,961
5% 2/15/30	2,145,000	2,412,589
5% 2/15/32	1,625,000	1,805,343
5% 2/15/33	1,460,000	1,613,840
5% 2/15/34	1,000,000	1,100,580
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,247,600
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,125,137
St. Marys City School District 5% 12/1/35 (Pre-Refunded to 6/1/18 @ 100)	495,000	518,275
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,811,302
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	529,874
5% 1/1/24	955,000	1,107,972
5% 1/1/25	1,025,000	1,191,716
5% 1/1/33	7,430,000	8,377,994
5% 1/1/37	6,000,000	6,679,860
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	2,000,000	2,223,900
Series 2012 A:
5% 6/1/22	2,000,000	2,313,720
5% 6/1/23	2,000,000	2,289,320
Series 2012 C:
4% 6/1/28	2,000,000	2,137,640
5% 6/1/24	1,230,000	1,420,662
Series 2013 A:
5% 6/1/33	4,085,000	4,611,924
5% 6/1/34	5,130,000	5,766,992
Series 2016 A:
5% 6/1/32	745,000	861,548
5% 6/1/33	800,000	920,320
5% 6/1/34	585,000	669,971
Series 2016 C:
5% 6/1/41	2,585,000	2,910,115
5% 6/1/46	5,500,000	6,168,745
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,463,520
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,789,520
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	2,977,231

TOTAL OHIO		628,134,769

TOTAL MUNICIPAL BONDS
(Cost $622,932,985)		639,013,494
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $622,932,985)		639,013,494
NET OTHER ASSETS (LIABILITIES) - 1.7%		10,991,081
NET ASSETS - 100%		$650,004,575

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $622,932,925. Net unrealized appreciation aggregated $16,080,569, of which $22,369,114 related to appreciated investment securities and $6,288,545 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

March 31, 2017

PFL-QTLY-0517
1.814657.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$600,000	$608,838
6.25% 10/1/34 (a)	700,000	785,960
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,003,914

TOTAL GUAM		2,398,712

Pennsylvania - 95.7%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,103,550
Allegheny County Series C:
5% 12/1/28	1,000,000	1,158,830
5% 12/1/30	1,365,000	1,567,552
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,190,000	3,534,233
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,853,610
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,339,331
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,522,146
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,902,510
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,084,180
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,108,420
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28 (Pre-Refunded to 6/15/18 @ 100)	250,000	262,148
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,168,070
Series 2015 A:
5% 7/1/26	500,000	568,975
5% 7/1/27	490,000	554,170
5% 7/1/28	540,000	605,723
5% 7/1/29	710,000	790,997
5% 7/1/30	685,000	756,404
5% 7/1/35	1,885,000	2,016,083
5% 7/1/39	6,675,000	7,086,247
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,165,980
Centre County Hosp. Auth. Rev.:
(Mount Nittany Med. Cneter Proj.) Series 2016 A, 5% 11/15/28	840,000	951,636
(Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,474,160
Series 2016 A:
4% 11/15/32	350,000	356,377
4% 11/15/34	250,000	252,170
4% 11/15/35	200,000	201,008
5% 11/15/29	825,000	930,014
5% 11/15/30	685,000	767,830
5% 11/15/46	6,605,000	7,136,835
Series 2016 B:
4% 11/15/40	600,000	594,546
4% 11/15/47	3,605,000	3,523,851
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	908,592
5% 6/1/25	1,175,000	1,333,872
5% 6/1/26	1,250,000	1,418,363
5% 6/1/42	12,000,000	13,138,068
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,689,723
5% 11/1/42	3,000,000	3,291,180
Series 2016:
5% 5/1/30	1,000,000	1,147,530
5% 5/1/31	500,000	569,950
5% 5/1/32	750,000	849,870
5% 5/1/33	2,210,000	2,491,355
5% 5/1/34	1,000,000	1,122,320
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,415,212
5% 6/1/35	1,000,000	1,104,220
5% 6/1/36	500,000	550,475
Series 2009:
5.25% 6/1/17	210,000	211,407
5.25% 6/1/17 (Escrowed to Maturity)	840,000	845,720
5% 6/1/42	7,410,000	7,900,987
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31 (Pre-Refunded to 11/15/20 @ 100)	4,090,000	4,612,825
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31 (Pre-Refunded to 12/1/19 @ 100)	2,450,000	2,708,549
Series 2012:
5% 8/1/21	350,000	395,276
5% 8/1/22	300,000	343,746
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A, 5% 7/1/27	2,500,000	2,711,325
Series 2016 A, 5% 7/1/46	3,500,000	3,695,895
East Stroudsburg Area School District:
Series 2014 A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	225,000	231,307
Series 2015 A:
7.5% 9/1/22	115,000	118,050
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	885,000	908,727
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,870,533
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	554,505
5% 8/1/31	3,080,000	3,494,691
5% 8/1/34	1,000,000	1,122,540
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,931,282
5.375% 7/1/42	2,130,000	2,281,528
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	2,013,540
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	694,096
6% 6/1/39	1,625,000	1,772,908
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,144,580
5% 8/15/33	1,000,000	1,128,180
5% 8/15/34	1,000,000	1,122,210
5% 8/15/36	1,000,000	1,114,590
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,000,000	4,466,680
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (b)	4,745,000	4,742,248
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,834,607
5% 4/1/44	1,295,000	1,446,813
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,746,950
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,794,105
Monroe County Hosp. Auth. Rev.:
(Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,491,532
5% 1/1/41	3,240,000	3,396,946
Series 2016, 5% 7/1/33	3,675,000	4,027,690
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,792,410
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,012,680
Series 2012 A:
5% 6/1/23	3,850,000	4,386,690
5% 6/1/24	1,500,000	1,698,135
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	192,975
5% 10/1/20	215,000	234,204
5% 10/1/21	245,000	270,965
5% 10/1/22	275,000	304,992
5% 10/1/23	305,000	341,298
5% 10/1/24	335,000	376,533
5% 10/1/25	750,000	835,568
5% 10/1/26	1,000,000	1,103,610
5% 10/1/27	1,000,000	1,095,990
Series 2016 A, 5% 10/1/40	4,000,000	4,197,200
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,114,000
5% 4/1/42	1,000,000	1,113,220
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,529,431
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,952,027
5% 3/1/25	3,255,000	3,639,578
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27 (Pre-Refunded to 5/15/18 @ 100)	805,000	841,032
Second Series 2009, 5% 4/15/25 (Pre-Refunded to 4/15/19 @ 100)	500,000	539,100
Series 2012, 5% 6/1/25	10,000,000	11,457,100
Series 2013, 5% 10/15/27	2,255,000	2,610,230
Series 2015 1, 5% 3/15/31	7,000,000	7,872,410
Series 2015, 5% 3/15/33	2,880,000	3,213,245
Series 2016, 5% 9/15/29	7,000,000	8,087,800
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	258,850
5% 3/1/20	300,000	328,302
5% 3/1/22	275,000	312,260
5% 3/1/23	585,000	665,800
5% 3/1/42	3,950,000	4,308,463
First Series 2012:
5% 4/1/20	750,000	827,138
5% 4/1/21	500,000	563,785
5% 4/1/22	600,000	687,210
5% 4/1/23	800,000	906,904
5% 4/1/24	1,100,000	1,246,443
Series 2010 E, 5% 5/15/31	2,500,000	2,706,175
Series 2010, 5% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	1,150,000	1,290,059
Series 2011 A, 5% 9/1/41 (Pre-Refunded to 3/1/21 @ 100)	2,000,000	2,271,060
Series 2016:
5% 5/1/33	1,300,000	1,455,792
5% 5/1/34	2,500,000	2,787,225
5% 5/1/35	2,000,000	2,221,560
Series AT-1 5% 6/15/31	10,000,000	11,380,800
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,446,663
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,443,863
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,438,263
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,151,663
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,544,923
Pennsylvania State Univ.:
Series 2010, 5% 3/1/40	4,385,000	4,777,808
Series 2015 A:
5% 9/1/30	1,100,000	1,281,896
5% 9/1/31	1,415,000	1,639,787
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2, 0% 12/1/38 (c)	2,500,000	2,532,750
Series 2014 A, 5% 12/1/31	865,000	972,442
Series 2014 A2, 0% 12/1/40 (c)	5,500,000	4,186,490
Series 2016 A1, 5% 12/1/46	5,000,000	5,480,300
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Seventh Series, 5% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	5,245,000	5,351,474
Series 1998 A:
5.25% 8/1/17	1,205,000	1,222,003
5.25% 8/1/17	2,350,000	2,382,007
Series 9, 5.25% 8/1/40	5,300,000	5,712,499
5% 8/1/29	2,000,000	2,228,640
5% 8/1/30	1,500,000	1,661,160
5% 8/1/31	1,100,000	1,209,846
5% 10/1/33	1,500,000	1,644,780
5% 10/1/34	500,000	546,175
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (Pre-Refunded to 12/15/18 @ 100)	6,000,000	6,424,140
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,469,760
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,761,475
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,105,320
5% 4/15/25	2,230,000	2,455,275
Series 2015 A, 5% 4/15/29	3,000,000	3,292,740
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,300,040
Series 2016 F, 5% 9/1/34	4,000,000	4,255,960
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,359,480
Series 2011 A, 5% 1/1/41	2,715,000	2,944,608
Series 2015 B, 5% 7/1/30	3,500,000	3,988,285
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,555,033
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,293,780
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	668,455
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,502,280
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,167,778
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,329,463
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,135,460
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,537,920
Series 2014 A, 5% 9/1/23	1,000,000	1,159,640
Series 2015:
4% 9/1/19 (FSA Insured)	895,000	952,477
5% 9/1/20 (FSA Insured)	1,050,000	1,171,926
5% 9/1/21 (FSA Insured)	730,000	833,156
5% 9/1/22 (FSA Insured)	885,000	1,027,264
5% 9/1/23 (FSA Insured)	1,085,000	1,276,199
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,123,170
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,010,000	1,008,899
5% 12/1/25	1,285,000	1,457,576
5% 12/1/27	1,480,000	1,662,099
5% 12/1/29	1,000,000	1,114,300
6% 6/1/25	1,080,000	1,136,473
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,501,352
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (Pre-Refunded to 4/1/18 @ 100)	1,000,000	1,040,070
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,775,000	1,851,698
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,043,210
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34 (Pre-Refunded to 9/15/19 @ 100)	2,000,000	2,196,580
Series 2007 B, 5.25% 9/15/28 (Pre-Refunded to 9/15/19 @ 100)	2,500,000	2,745,725
Series 2009 B, 5% 9/15/28 (Pre-Refunded to 3/15/19 @ 100)	2,000,000	2,150,440
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,399,038
5% 4/1/26 (FSA Insured)	1,000,000	1,126,330
5% 4/1/28 (FSA Insured)	1,390,000	1,553,534
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	8,665,699
Series 2011 B, 5.75% 1/1/41	1,500,000	1,680,885
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,065,790
5% 7/1/25	4,465,000	4,866,805
5.25% 7/1/20	1,000,000	1,096,450
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,796,250
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,338,250
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,748,346

TOTAL PENNSYLVANIA		435,467,448

Pennsylvania, New Jersey - 1.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	581,265
5% 7/1/23	1,000,000	1,140,460
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,820,530

TOTAL PENNSYLVANIA, NEW JERSEY		5,542,255

TOTAL MUNICIPAL BONDS
(Cost $432,793,151)		443,408,415
TOTAL INVESTMENT PORTFOLIO - 97.4%
(Cost $432,793,151)		443,408,415
NET OTHER ASSETS (LIABILITIES) - 2.6%		11,944,369
NET ASSETS - 100%		$455,352,784

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $432,784,056. Net unrealized appreciation aggregated $10,624,359, of which $15,952,773 related to appreciated investment securities and $5,328,414 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017